      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009.

                                                              FILE NO. 033-65243

                                                                       811-04613

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 20                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 57                                                            /X/

                               VARIABLE ACCOUNT C

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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------------------------------------------------------------------------------

                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2009. However, it will also be distributed to owners who purchase their policy before May 1, 2009.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2009. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

WALL STREET SERIES SURVIVOR VUL


FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY



ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CT 06102-5085


TELEPHONE: 1-800-800-2000 EXT. 13028


PROSPECTUS DATED MAY 1, 2009


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information about the Wall Street Series Survivor VUL.


Wall Street Series Survivor VUL is a flexible premium survivorship variable life insurance policy. It is:

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Survivorship, because we pay a death benefit after the death of the last surviving insured.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy is no longer available for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      10
  Union Security Insurance Company                                            10
  Variable Account C                                                          10
  The Funds                                                                   10
  The General Account                                                         14
CHARGES AND DEDUCTIONS                                                        14
YOUR POLICY                                                                   16
PREMIUMS                                                                      22
DEATH BENEFITS AND POLICY VALUES                                              25
MAKING WITHDRAWALS FROM YOUR POLICY                                           26
LOANS                                                                         26
LAPSE AND REINSTATEMENT                                                       27
FEDERAL TAX CONSIDERATIONS                                                    28
LEGAL PROCEEDINGS                                                             33
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        33
FINANCIAL STATEMENTS                                                          33
GLOSSARY OF SPECIAL TERMS                                                     34
WHERE YOU CAN FIND MORE INFORMATION                                           35
STATEMENT OF ADDITIONAL INFORMATION

UNION SECURITY INSURANCE COMPANY                                           3

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY


POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.



FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of two death benefit options:

-   LEVEL OPTION ("OPTION A"): The death benefit equals the current Face Amount.

- RETURN OF POLICY VALUE OPTION ("OPTION B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

INVESTMENT OPTIONS -- You may invest in a variety of investment options and a General Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."

WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a transaction fee.

4                                           UNION SECURITY INSURANCE COMPANY

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TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the General Account. We may also impose Transaction Fees on transfers.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

UNION SECURITY INSURANCE COMPANY                                           5

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)      Monthly, daily, surrender, and upon       Maximum Charge: Cumulative amount not to exceed 9% of each premium
                      lapse                                     payment
Premium Tax Charge    Monthly, daily, surrender, and upon       Cumulative amount not to exceed a:
(1)                   lapse                                     Maximum Charge:
                                                                3% of each premium payment
                                                                Current Charge:
                                                                2.2% of each premium payment
Surrender Charges     When you partially or fully surrender     Maximum Charge:
                      your policy, or your policy lapses,       $41.00 per $1,000 of Face Amount surrendered
                      during the first 10 policy years, or      Minimum Charge:
                      during the 10 years after any requested   $1.90 per $1,000 of Face Amount surrendered
                      increase in Face Amount.                  Representative Charge:
                                                                $14.25 per $1,000 of Face Amount surrendered
Transaction Fee       When you make a withdrawal or a transfer  Maximum Charge: $25 per transaction.
                      between investment options.
Loan Interest Rate    Annually in advance if you have taken a   Maximum Charge: 5.66% annually
(2)                   loan on your policy.

(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.35% of your Policy Value invested in the Sub-Accounts. The cumulative amount of these deductions will not exceed 11.2% of premiums paid (or 12% if the premium tax charge was raised to its 3% maximum).

(2)  Loan Accounts are credited with interest at an annual rate of 4.0%.

6                                           UNION SECURITY INSURANCE COMPANY

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge:
Charges (1)                                                     $0.96 per $1,000 of amount at risk for two female non-smokers, issue age 18.
                                                                Maximum Charge:
                                                                $1,000 per $1,000 of amount at risk for two male smokers, age 100.
                                                                Charge for representative insureds:
                                                                $3.77 per $1,000 of amount at risk for a non-smoking male issue age
                                                                51 and a non-smoking female issue age 48.
Administrative        Monthly.                                  Maximum Charge:
Charge                                                          $7.50 plus $0.13 per $1,000 of Face Amount
                                                                Current Charge:
                                                                $6.00 per month
Policy Issuance       Monthly during the first ten policy       Maximum and Current Charge:
Expense Charge        years, or during the first ten policy     $0.10 per $1,000 of Face Amount
                      years after any requested increase in
                      Face Amount.
Mortality and         Daily.                                    Maximum and Current Charge:
Expense Risk Charge                                             1.00% of Policy Value invested in the Sub-Accounts
Guaranteed Death      Monthly.                                  Maximum and Current Charge:
Benefit Charge                                                  $0.00 during the first ten policy years of all guarantee periods.
                                                                $0.02 per $1,000 of Face Amount during policy years 11-20 for the
                                                                20-year guarantee period.
                                                                $0.04 per $1,000 of Face Amount after policy year 10 for the guarantee period which lasts until age 85 of the younger insured.
Single Life Waivers   Monthly.                                  Minimum Charge:
of Selected Amount                                              $3.06 per $100 of Selected Amount for an insured age 18-24.
(2)                                                             Maximum Charge:
                                                                $24.10 per $100 of Selected Amount for an insured age 59.
                                                                Charge for representative insureds:
                                                                $11.84 per $100 of Selected Amount for an insured age 51.
Single Life Waiver    Monthly.                                  Minimum Charge:
of Monthly                                                      $0.08 per $1,000 of amount at risk for an insured age 18,
Deductions (3)                                                  non-smoker.
                                                                Maximum Charge:
                                                                $6.32 per $1,000 of amount at risk for an insured age 59, standard.
                                                                Charge for representative insureds:
                                                                $1.19 per $1,000 of amount at risk for an insured age 51,
                                                                non-smoker.
Joint Waiver of       Monthly.                                  Minimum Charge:
Selected Amount (2)                                             $6.03 per $100 of Selected Amount for two insureds age 18.
                                                                Maximum Charge:
                                                                $42.39 per $100 of Selected Amount for two insureds age 59.
                                                                Charge for representative insureds:
                                                                $19.62 per $100 of Selected Amount for two insureds, age 51 and 48.
Joint Waiver of       Monthly.                                  Minimum Charge:
Monthly Deductions                                              $0.16 per $1,000 of amount at risk for two insureds, age 18,
(3)                                                             non-smokers.
                                                                Maximum Charge:
                                                                $12.60 per $1,000 of amount at risk for two insureds, age 59, standard.
                                                                Charge for representative insureds:
                                                                $1.64 per $1,000 of amount at risk for two insureds, age 51 and 48, non-smokers.
Second-to-die Term    Monthly.                                  Minimum Charge:
Life Rider (4)                                                  $0.96 per $1,000 of benefit for two insureds, female, age 18, non-smokers.
                                                                Maximum Charge:
                                                                $1,000 per $1,000 of benefit for two insureds, age 100.
                                                                Charge for representative insureds:
                                                                $3.77 per $1,000 of benefit for two insureds, male age 51, female age 48, non-smokers.

UNION SECURITY INSURANCE COMPANY                                           7

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
       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
First-to-die Term     Monthly.                                  Minimum Charge:
Life Rider (4)                                                  $1.01 per $1,000 of benefit for two insureds, female, age 18, non-smokers.
                                                                Maximum Charge:
                                                                $1,000 per $1,000 of benefit for two insureds age 100.
                                                                Charge for representative insureds:
                                                                $110.48 per $1,000 of benefit for two insureds, male age 51, female age 48, non-smokers.
Estate Protection     Monthly.                                  Minimum Charge:
Rider (5)                                                       $.96 per $1,000 of benefit for two insureds, female, issue age 18, non-smokers, during the first policy year.
                                                                Maximum Charge:
                                                                $1,000 per $1,000 of benefit for two insureds, male, age 99, smokers, during the fourth policy year.
                                                                Charge for representative insureds:
                                                                $3.77 per $1,000 of benefit for two insureds, male age 51, female age 48, non-smokers, during the first policy year.
Additional Insured    Monthly.                                  Minimum Charge:
Rider (6)                                                       $.71 per $1,000 of benefit for a female insured, issue age 9, during the first policy year.
                                                                Maximum Charge:
                                                                $326.09 per $1,000 of benefit for a male insured age 94, smoker.
                                                                Charge for representative insureds:
                                                                $5.87 per $1,000 of benefit for a male non-smoker, issue age 51.
Primary Insured       Monthly.                                  Minimum Charge:
Rider (6)                                                       $.71 per $1,000 of benefit for a female non-smoker, issue age 0, during the first policy year.
                                                                Maximum Charge:
                                                                $326.09 per $1,000 of benefit for a male smoker, age 94.
                                                                Charge for representative insureds:
                                                                $5.87 per $1,000 of benefit for a male smoker, issue age 51.
Accelerated Benefit   When benefit is exercised.                10% interest discount plus $300.
Rider

(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(4) This charge varies based on individual characteristics of the amount of the death benefit of the rider, gender, underwriting class, and age of the insureds. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(5) This charge varies based on individual characteristics of the amount of the death benefit of the rider, gender, underwriting class, policy year, and age of the insureds. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(6) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

8                                           UNION SECURITY INSURANCE COMPANY

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                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2008.



                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.32%            0.95%
(these are expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses)


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2008. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                       UNDERLYING FUND FEES AND EXPENSES



                 (as a percentage of average daily net assets)



                                                              DISTRIBUTION
                                                                 AND/OR
                                            MANAGEMENT       SERVICE (12B-1)         OTHER
UNDERLYING FUND:                               FEE                FEES*             EXPENSES
-------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.610%               N/A               0.030%
 Hartford LargeCap Growth HLS Fund --
  Class IA                                     0.650%               N/A               0.010%
 Hartford MidCap Growth HLS Fund --
  Class IA                                     0.800%               N/A               0.050%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.620%               N/A               0.020%
 Hartford SmallCap Value HLS Fund --
  Class IA                                     0.890%               N/A               0.060%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.450%               N/A               0.010%
 Hartford Value Opportunities HLS Fund
  -- Class IA                                  0.620%               N/A               0.020%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.600%               N/A               0.030%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.630%               N/A               0.040%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.680%               N/A               0.030%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.640%               N/A               0.030%
 Hartford Equity Income HLS Fund --
  Class IA                                     0.810%               N/A               0.030%

                                                                 CONTRACTUAL           NET TOTAL
                                           TOTAL ANNUAL       FEE WAIVER AND/OR          ANNUAL
                                            OPERATING              EXPENSE             OPERATING
UNDERLYING FUND:                             EXPENSES           REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.640%                 N/A                 0.640%
 Hartford LargeCap Growth HLS Fund --
  Class IA                                     0.660%                 N/A                 0.660%
 Hartford MidCap Growth HLS Fund --
  Class IA                                     0.850%                 N/A                 0.850%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.640%                 N/A                 0.640%
 Hartford SmallCap Value HLS Fund --
  Class IA                                     0.950%                 N/A                 0.950%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.460%                 N/A                 0.460%
 Hartford Value Opportunities HLS Fund
  -- Class IA                                  0.640%                 N/A                 0.640%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.630%                 N/A                 0.630%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.670%                 N/A                 0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.710%                 N/A                 0.710%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.670%                 N/A                 0.670%
 Hartford Equity Income HLS Fund --
  Class IA                                     0.840%                 N/A                 0.840%

UNION SECURITY INSURANCE COMPANY                                           9

-------------------------------------------------------------------------------


                                                              DISTRIBUTION
                                                                 AND/OR
                                            MANAGEMENT       SERVICE (12B-1)         OTHER
UNDERLYING FUND:                               FEE                FEES*             EXPENSES
-------------------------------------------------------------------------------------------------
 Hartford Fundamental Growth HLS Fund
  -- Class IA                                  0.800%               N/A               0.050%
 Hartford Global Advisers HLS Fund --
  Class IA                                     0.760%               N/A               0.050%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.710%               N/A               0.040%
 Hartford Growth HLS Fund -- Class IA          0.800%               N/A               0.040%
 Hartford High Yield HLS Fund --Class
  IA                                           0.700%               N/A               0.040%
 Hartford Index HLS Fund -- Class IA           0.300%               N/A               0.020%
 Hartford International Growth HLS
  Fund -- Class IA                             0.800%               N/A               0.040%
 Hartford International Opportunities
  HLS Fund -- Class IA                         0.670%               N/A               0.040%
 Hartford International Small Company
  HLS Fund -- Class IA                         0.840%               N/A               0.050%
 Hartford Money Market HLS Fund --
  Class IA                                     0.400%               N/A               0.040%
 Hartford Stock HLS Fund -- Class IA           0.460%               N/A               0.030%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.460%               N/A               0.030%

                                                                 CONTRACTUAL           NET TOTAL
                                           TOTAL ANNUAL       FEE WAIVER AND/OR          ANNUAL
                                            OPERATING              EXPENSE             OPERATING
UNDERLYING FUND:                             EXPENSES           REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
 Hartford Fundamental Growth HLS Fund
  -- Class IA                                  0.850%                 N/A                 0.850%
 Hartford Global Advisers HLS Fund --
  Class IA                                     0.810%                 N/A                 0.810%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.750%                 N/A                 0.750%
 Hartford Growth HLS Fund -- Class IA          0.840%                 N/A                 0.840%
 Hartford High Yield HLS Fund --Class
  IA                                           0.740%                 N/A                 0.740%
 Hartford Index HLS Fund -- Class IA           0.320%                 N/A                 0.320%
 Hartford International Growth HLS
  Fund -- Class IA                             0.840%                 N/A                 0.840%
 Hartford International Opportunities
  HLS Fund -- Class IA                         0.710%                 N/A                 0.710%
 Hartford International Small Company
  HLS Fund -- Class IA                         0.890%                 N/A                 0.890%
 Hartford Money Market HLS Fund --
  Class IA                                     0.440%                 N/A                 0.440%
 Hartford Stock HLS Fund -- Class IA           0.490%                 N/A                 0.490%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.490%                 N/A                 0.490%

10                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ABOUT US

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.


On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; its mailing address is P.O. Box 5085, Hartford, CT 06102-5085. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


VARIABLE ACCOUNT C

The Sub-Accounts are subdivisions of our separate account, called Variable Account C. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.


Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 13028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "General Account," which pays a declared interest rate. See "The General Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD LARGECAP GROWTH HLS FUND --    Long-term growth of capital                  Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company

UNION SECURITY INSURANCE COMPANY                                          11

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP GROWTH HLS FUND --      Long-term growth of capital                  Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Long-term capital appreciation               Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP VALUE HLS FUND --     Capital appreciation                         Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Kayne Anderson Rudnick
                                                                                      Investment Management, LLC,
                                                                                      Metropolitan West Capital Management, LLC
                                                                                      and SSgA Funds Management, Inc.
 HARTFORD U.S. GOVERNMENT SECURITIES     Maximize total return with a high level of   Hartford Investment Financial Services,
  HLS FUND -- CLASS IA                   current income consistent with prudent       LLC.
                                         investment risk                              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            Hartford Investment Financial Services,
  -- CLASS IA ++                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      Hartford Investment Financial Services,
  -- CLASS IA                            with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD EQUITY INCOME HLS FUND --      High level of current income consistent      Hartford Investment Financial Services,
  CLASS IA                               with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD FUNDAMENTAL GROWTH HLS FUND    Seeks long-term capital appreciation         Hartford Investment Financial Services,
  -- CLASS IA (1)                                                                     LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

12                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL GROWTH HLS FUND --      Growth of capital                            Hartford Investment Financial Services,
  CLASS IA (2)                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   High current income with growth of capital   Hartford Investment Financial Services,
  IA                                     as a secondary objective                     LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    Hartford Investment Financial Services,
                                         approximate the price and yield performance  LLC.
                                         of publicly traded common stocks in the      Sub-advised by Hartford Investment
                                         aggregate                                    Management Company
 HARTFORD INTERNATIONAL GROWTH HLS FUND  Seeks capital appreciation                   Hartford Investment Financial Services,
  -- CLASS IA (3)                                                                     LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term capital growth                     Hartford Investment Financial Services,
  HLS FUND -- CLASS IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Seeks capital appreciation                   Hartford Investment Financial Services,
  HLS FUND -- CLASS IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       Hartford Investment Financial Services,
  CLASS IA                               liquidity and preservation of capital        LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   Hartford Investment Financial Services,
  CLASS IA                               secondary objective                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company



++ Closed to all premium payments and transfers of account value for all policies issued on or after 5/2/2005



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IA



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IA


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate

UNION SECURITY INSURANCE COMPANY                                          13

-------------------------------------------------------------------------------

Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively, in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed $4,688,229. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

14                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

THE GENERAL ACCOUNT

The portion of the prospectus relating to the General Account is not registered under the 1933 Act and the General Account is not registered as an investment company under the 1940 Act. The General Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the General Account. The following disclosure about the General Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The General Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the General Account may credit no more than 4%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the General Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

SALES CHARGE AND PREMIUM TAX CHARGE -- The current and maximum sales charge is 9% of premium. The sales charge may by used to cover expenses related to the sale and distribution of the policies. The current premium tax charge is 2.2% of premium, and the maximum premium tax charge that we may assess is 3.0% of premium. However, currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.35% of your Policy Value invested in the Sub-Accounts. The monthly and daily deductions, however, are not made to the extent that the cumulative amount of the deductions exceed 11.2% of premium (or 12% if the premium tax charge is raised to its 3% maximum). Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.

We may choose to deduct up to 5% of premium as the sales charge and 2.5% of premium as the premium tax charge directly from premium payments rather than through monthly and daily deductions, in which case the charges recovered through monthly and daily deductions will be reduced by at least a corresponding amount.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the portion of sales charge and premium tax charge deducted monthly;

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly policy issuance expense charge;

-   the death benefit guarantee charge;

-   any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the General Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."


COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:


(i)  the monthly cost of insurance rate per $1,000, multiplied by

(ii) the amount at risk, divided by

(iii) $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.00327374, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your

UNION SECURITY INSURANCE COMPANY                                          15

-------------------------------------------------------------------------------

policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for issue and administrative costs of the policy. The current charge is $6.00 per month, and the maximum charge will not exceed $7.50 per month. We may also assess an additional charge of up to $0.13 per thousand dollars of Face Amount then in force.

MONTHLY POLICY ISSUANCE EXPENSE CHARGE -- During the first ten (10) policy years, we deduct a monthly policy issuance expense charge as follows:

                             MONTHLY RATE PER $1,000
       FACE AMOUNT                OF FACE AMOUNT
-------------------------------------------------------
   Less than $500,000                   .10
 $500,000 to $999,999.99                .08
$1 million to $499,999.99               .05
   $5 million or more                   .03

The monthly policy issuance expense charge is also assessed for the first ten
(10) years following an increase in the Face Amount. The charge is based on the dollar amount of the Face Amount increase and the Face Amount immediately following the increase. Upon lapse or surrender of the policy, we will recover any uncollected charge as part of the surrender charge discussed below.

GUARANTEED DEATH BENEFIT CHARGE -- There is no charge for the first 10 policy years of the death benefit guarantee. If you select a longer guarantee period, we deduct a monthly charge for the rest of the guarantee period as follows:

(1) $0.02 per thousand dollars of Face Amount in effect under the policy and any riders for the 20 year guarantee period.

(2) $0.04 per thousand dollars of Face Amount in effect under the policy and any riders for the guarantee period which lasts until age 85 of the younger insured.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy --Supplemental Benefits."

DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy Value to pay for some of the benefits provided by your policy. These deductions are:

-   the portion of sales charge and premium tax charge deducted daily;

-   the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 1.00% of your Policy Value invested in the Sub-Accounts.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Union Security may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If the policy is surrendered or lapses during the first 10 policy years, or during the 10 years following any requested increase in Face Amount, we deduct a surrender charge from your Policy Value.

The surrender charge is

(1)  any of the policy issuance expense charge not yet recovered, and

(2) any of the premium tax and sales expense charges not deducted through periodic deductions or deductions from premiums.

The surrender charge is limited as shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the adjusted age of the insureds as follows.

                                      OVERALL CAP AS SURRENDER CHARGE
  ADJUSTED AGE AT TIME OF POLICY       (PER THOUSAND DOLLARS OF FACE
      ISSUANCE OR FACE AMOUNT              AMOUNT OR FACE AMOUNT
             INCREASE                            INCREASE)
-----------------------------------------------------------------------
               18-24                                   1.90
               25-29                                   3.30
               30-34                                   4.50
               35-39                                   6.00
               40-44                                   8.25
               45-49                                  10.75
               50-54                                  14.25
               55-59                                  19.00
               60-64                                  25.20
               65-69                                  33.60
               70-85                                  41.00

The adjusted age is the age of the younger joint insured plus 1/3 of the lesser of (a) the difference in age between the younger and older insured or (b) 20. If both insureds are over age 80, the cap per thousand is $33.

Any amount of surrender charge decreases automatically by a constant amount each year of its 10 year period referred to above until, in the eleventh year, it is zero.

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each partial withdrawal and transfer of Policy Value, although we have no current plans to do so.

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16                                          UNION SECURITY INSURANCE COMPANY

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CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

(a)  the current Policy Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c)  the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE GENERAL ACCOUNT -- You may allocate amounts to a maximum of twenty (20) different Sub-Accounts and the General Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the General Account that you may use.

TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another, except during a Grace Period. We reserve the right to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year. Unless you are transferring the entire amount you have in an investment option, each transfer

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must be at least $250. We reserve the right to raise this minimum transfer amount up to $1,000.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


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18                                          UNION SECURITY INSURANCE COMPANY

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SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH
CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES


Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant


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  account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

TRANSFERS FROM/TO THE GENERAL ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, you may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the General Account value. However, if the value in the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account. As a result of these restrictions, it can take several years to transfers amounts from the General Account to the Sub-Accounts.

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

POLICY SPLIT OPTION -- You can elect to split the policy and purchase two individual Union Security VUL policies, one on the life of each insured if any of the following events occur:

1)  a final decree of divorce between the joint insureds is issued;

2) a change in the federal estate tax laws that reduces or eliminates the unlimited martial deduction; or

3) a business partnership or closely held corporation in which the joint insureds are partners or shareholders is formally dissolved.

There is a 60-day waiting period after divorce or business dissolution before you can elect to split the policy. You must provide written notice of the election within 180 days of the triggering event.

The policy split option is not available if:

1) Either insured is deceased or uninsurable according to our underwriting guidelines;

2) The combined rating of the insureds is more than Table 4, as shown in the Policy schedule;

3) Either insured is older than the maximum issue age allowed in the new policy;

4) The policy is in the grace period, or you are receiving benefits from any disability rider.

The new policies will be issued subject to the following terms:

1) The Face Amount of the policy, excluding riders, will be split according to the percentages shown in the policy

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20                                          UNION SECURITY INSURANCE COMPANY

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    schedule. The combined death benefits of the new policy may not exceed that provided under the old policy;

2) The new policies will be based on each insured's current age and the rate class reflected in the old policy. No new evidence of insurability is required;

3) Any contestable or suicide period remaining under the old policy will continue under the new policies;

4)  Policy loans must be repaid;

5) Riders on the new policies are at our discretion, and only with evidence of insurability. Electing this option may have adverse tax consequences. You should consult with a tax adviser before electing this option. See "Income Taxation of Policy Benefits -- Generally" under "Taxes" for more information.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are four disability benefit riders available. You can select either an individual rider which insures only one of the joint insureds, or a joint insured rider which provides coverage on either or both of the joint insureds. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the policy value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these four riders.

- JOINT TERM LIFE INSURANCE RIDERS -- There are three different term life insurance riders available to provide coverage on the lives of the joint insureds.

       1. The Second-To-Die rider provides a benefit upon the death of the last of the joint insureds to die. Any time before the end of the tenth year after it is issued, or the younger insured's 65th birthday, you may exchange the coverage under this rider for a Face Amount increase in the same amount under the policy.

       2. The First-To-Die rider is payable upon the death of the first joint insured. This rider cannot be converted.

       3. The Estate Protection rider pays a benefit if both joint insureds die during the first four years after the rider is issued. This rider cannot be converted.

The maximum combined coverage under these term riders is 7.25 times the Face Amount of the policy. The maximum coverage under the Second-To-Die and the First-To-Die riders is 6.0 times the policy Face Amount. The maximum coverage under the Estate Protection rider is 1.25 times the policy Face Amount.

- INDIVIDUAL TERM LIFE INSURANCE RIDERS -- There are two different term life riders available to provide coverage on the lives of individual insureds you select.

       1. The Additional Insured rider provides term life insurance on the life of one or more of the insured persons or on the life of one or more of the immediate family members of the insured person. This rider is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion.

       2. The Primary Insured Rider provides term life insurance on the life of one or more of the insured persons. This rider is available only when the policy is first issued. This rider is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion.

The maximum total coverage under either rider is 6.0 times the Face Amount, however the maximum combined coverage on the life of any one of the joint insureds is 6.0 times the Face Amount.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. The maximum amount you may receive under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code; (2) the rate according to state law that is the adjustable policy loan interest rate; or (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid.

  The accelerated benefit rider which forms a part of the policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS

Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.


SAFE HAVEN PROGRAM



If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write


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draft accounts as needed. We will credit interest at a rate determined by us.
For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.



The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date the younger insured reaches, or would have reached age 100. When the policy matures, the Policy Value, less the amount of any loan, will be paid to you and the policy will terminate.

If allowed by state law, you may request a later maturity date. This request must be made in writing within 60 days prior to the current maturity date. If a later maturity date is established, the following limitations are imposed as of the original maturity date:

1) All supplemental riders and rider charges except the Accelerated Benefit rider terminate;

2) No further premium-based bonuses or Policy Value bonuses are credited, and outstanding policy loans will be charged the reduced interest rate of 3.85%;

3)  The death benefit becomes the minimum death benefit;

4) No partial withdrawal will be allowed if it would reduce the Policy Value below $2,000.

As of the date we receive your request to extend the maturity date, the following limitations are imposed:

1) No further premium payments are allowed except to prevent lapse of the policy;

2)  No Face Amount increases or death benefit option changes will be allowed;

Extension of the maturity date beyond the younger insured's age 100 may result in current taxation of increases in your policy value. You should consult a qualified tax adviser before making such an extension.

CLASS OF PURCHASERS


REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW POLICIES ARE SOLD


Woodbury Financial Services, Inc. ("Woodbury Financial") serves as principal underwriter for the policies and offers the policies on a continuous basis. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). The policies are sold by individuals who represent Union Security as insurance agents and who are financial professionals ("Sales Representatives") of broker-dealers who have entered into sales agreements with Woodbury Financial.


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and

22                                          UNION SECURITY INSURANCE COMPANY

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other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.


Your financial professional typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your financial professional and his or her firm.


These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-800-2000 ext. 13028.

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $100,000. Policies generally will be issued only on the lives of insureds between the ages of 18 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time your policy is issued, the annual planned premium must be at least the greater of $2,000 or 12 monthly minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.



Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally an estimated premium which would keep your policy in force until the insured person reaches age 65, or for 5 years if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.



After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."



You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:



- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.



- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.*



- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.



- We will return any excess premium to you if it will cause the Policy to become a modified endowment contract (MEC) and request further instructions.*



-   Any premium payment in excess of $1,000,000 is subject to our approval.



* IF THE POLICY HAS AN OUTSTANDING POLICY LOAN, WE WILL APPLY ALL OR A PORTION OF THE EXCESS PREMIUM AS A LOAN REPAYMENT INSTEAD OF RETURNING THE EXCESS PREMIUM. IF THE EXCESS PREMIUM CAN BE APPLIED WITHIN 30 DAYS OF RECEIPT AND NOT CAUSE A MEC OR FAILURE TO MEET THE DEFINITION OF LIFE INSURANCE, WE WILL HOLD THE EXCESS WITHOUT INTEREST AND APPLY IT ON SUCH DATE.



In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:


- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date

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UNION SECURITY INSURANCE COMPANY                                          23

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  following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS


Any premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the un-derwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.



INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the General Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the General Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the General Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the General Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford, as administrator for Union Security
PO Boxes 64270, 64272 and 64275
St. Paul, MN 55164

or

To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your

24                                          UNION SECURITY INSURANCE COMPANY

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allocation instructions to replace the liquidated fund with the Money Market
Fund.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the General Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the General Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us in good order at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the General Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the General Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.


PREMIUM BASED BONUSES AND POLICY VALUE BONUSES -- Where allowed by state law, we will pay bonus amounts into your Policy Value as described below.

PREMIUM BASED BONUSES -- We pay a premium based bonus at the end of the seventh policy year and each year thereafter. The amount of the bonus is a percentage of the lesser of (a) or (b), divided by the number of years the policy has been in force where:

(a)  is the sum of all premiums paid less any withdrawals and loans; and

(b) is the sum of all maximum bonus premiums to date. The annual maximum bonus premium is set out in the policy schedule pages and is based on your Face Amount.

The current percentages are as follows:

                    CURRENT PREMIUM BASED BONUS PERCENTAGES

                                             END OF POLICY YEAR
                                                               9 AND LATER TO
      AGE OF YOUNGER                                          ORIGINAL MATURITY
     INSURED AT ISSUE       0-6         7          8           DATE OF POLICY
--------------------------------------------------------------------------------
          18-50               0%         2%         2%                 4%
          51-60               0%         2%         4%                 7%
          61-70               0%         5%         7%                10%
          71-85               0%         5%         5%                 5%

POLICY VALUE BONUSES -- A Policy Value bonus will be credited to your Policy Value on each monthly anniversary after all charges are deducted. The bonus is a percent of your net Policy Value at the time the bonus is credited. The net Policy Value is your Policy Value less Indebtedness.

At the time the Policy Value bonus is credited, the amount of the Policy Value bonus depends on the average Face Amount of your policy, the Cash Surrender Value, and the death benefit option in effect on your policy.

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In order to calculate the Policy Value bonus, we assign a "policy band" based on the average Face Amount of your policy from the time it was issued to the time of the bonus.

          AVERAGE FACE AMOUNT OF POLICY             POLICY BAND
----------------------------------------------------------------
                $5 million or more                     Band 4
           $1 million up to $5 million                 Band 3
            $500,000 up to $1 million                  Band 2
                Less than $500,000                     Band 1

The average Face Amount is a weighted average based on the number of months each Face Amount level has been in effect. For example, if the policy had a Face Amount of $1 million for 18 months, $500,000 for 60 months, and $2 million for 6 months, the policy has an average Face Amount of (18 x $1,000,000) + (60 x $500,000) + (6 x $2,000,000) / 84 = $714,285, a Band 2 policy.

At the time the Policy Value bonus is credited, the percent used the calculate the bonus is based on an annual rate and is determined depending on the Cash Surrender Value of your policy, the "policy band," and the death benefit option (Option A or Option B) in effect on your policy.

      ANNUAL RATE OF POLICY VALUE BONUSES AS A PERCENT OF NET POLICY VALUE

                                          OPTION A ANNUAL BONUSES                            OPTION B ANNUAL BONUSES
CASH SURRENDER VALUE         BAND 1        BAND 2        BAND 3        BAND 4   BAND 1        BAND 2        BAND 3        BAND 4
---------------------------------------------------------------------------------------------------------------------------------
$0-$9,999                      0.00%         0.00%         0.00%         0.00%    0.00%         0.00%         0.00%         0.00%
$10,000-$49,999                0.00%         0.00%         0.05%         0.05%    0.30%         0.30%         0.35%         0.35%
$50,000-$99,999                0.05%         0.05%         0.10%         0.10%    0.35%         0.35%         0.40%         0.40%
$10,000+                       0.10%         0.10%         0.15%         0.20%    0.40%         0.40%         0.45%         0.50%

If you change your death benefit option, the percentage is determined by calculating a weighted average of the percentages based on the number of months each death benefit option has been in effect.

We also intend to add .35% to the annual rates shown above for Policy Value bonuses after the 19th policy year. This increase is not guaranteed. If paid, however, it would substantially offset any daily charge for premium taxes and sales charges that is then being made.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.   Under Option A, the current Face Amount.

2. Under Option B, the current Face Amount plus the Policy Value on the date of the last surviving insured's death.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option once each year after the third policy year. You must notify us of the change in writing. You may change Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the youngest insured's age. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                             A            B
--------------------------------------------------------------------------------
Face Amount                                                $100,000     $100,000
Policy Value                                                 46,500       34,000
Specified Percentage                                           250%         250%
Death Benefit Option                                       Option A     Option A

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

26                                          UNION SECURITY INSURANCE COMPANY

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In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the
Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a Policy Change application. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than $100,000 after the third policy year, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender,whichever is later.

WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a transaction fee. See "Transaction Fee." You may request a withdrawal on our Partial Withdrawal form. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the General Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws, or cause the Face Amount to go below the minimum.


We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.


LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the General Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the General Account and Sub-Accounts in the same percentage as premiums are allocated.


EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the General Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the General Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no


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UNION SECURITY INSURANCE COMPANY                                          27

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loan been made. If the General Account and the Sub-Accounts earn less than the
Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 4.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of 5.66% charged annually in advance. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the General Account and Sub-Accounts to the Loan Account on a pro rata basis.

REDUCED POLICY LOAN RATES -- After the policy has been in force for two years we will charge interest at a reduced rate of 3.85%, payable in advance, on one policy loan of up to 10% of the Cash Surrender Value in each policy year if:

(1)  the Cash Surrender Value is at least $10,000; or

(2)  the policy has been in force for 10 years.

The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.

LAPSE AND REINSTATEMENT

The policy will go into default on any Monthly Activity Date if the Policy Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.

The Guaranteed Death Benefit is available so long as:

(a)  the policy is in the Guaranteed Death Benefit Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed the cumulative monthly minimum premiums.

The cumulative monthly minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly minimum premium will increase if you add any riders, or increase your Face Amount. The monthly minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly minimum premium.

When you purchase the policy, you may choose one of 3 Guaranteed Death Benefit
Periods: (a) 10 years; (b) 20 years; or (c) to age 85 of the younger insured.

However, if the younger insured is age 65 or older when the policy is issued, the Guaranteed Death Benefit Period will be the lesser of 10 years or until the younger insured is age 75. If the younger insured is age 71 or more when the policy is issued, the Guaranteed Death Benefit Period will be for 5 years. The Guaranteed Death Benefit Period if either insured is rated for higher mortality is for 5 years. The choice cannot be changed after the policy is issued. The Guaranteed Death Benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

Regardless of which option is chosen, there is no charge for the benefit during the first 10 years. After 10 years, the monthly charge for the option (b) guarantee period is $.02 per thousand dollars of Face Amount in effect under the Policy or under any supplemental term insurance riders, and $.04 per thousand dollars of such Face Amount for the option (c) guarantee period.

GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly minimum premiums on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you a notice. That notice will warn you that you are in danger of losing the Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.

The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the

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Guaranteed Death Benefit Grace Period. The Guaranteed Death Benefit will never again be available or in effect on the policy.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insureds alive at the end of the grace period are also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c)  You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a)  the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.


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Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.



Although we believe that the survivor policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.



Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.



The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.



There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The policy split option permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.


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DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy


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owner's income to the extent that the amount received exceeds the policy's
"basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the seven-pay test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.


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FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, the Pension Protection Act of 2006 (the "Act") amended the Internal Revenue Code ("Code") by adding a new section 101(j).



Under section 101(j), death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless the notice and consent requirements of section 101(j)(4) are satisfied and an exception under section 101(j)(2) applies.



For the purposes of section 101(j), an "employer-owned life insurance contract" is defined as a life insurance contract which --



    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under section 101(j)(2) applies. Section 101(j)(2) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



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The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS

We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS


In connection with another product, Union Security has, in the past, filed annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). As of May 1, 2009, Union Security intends to rely on the exemption provided by Rule 12h-7 under the Exchange Act, and accordingly does not intend to file these reports, or other reports under the Exchange Act.



We have included the statutory financials statements for the Company and the Separate Account for the year ended December 31, 2008 in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2

34                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS


1933 ACT: Refers to the Securities Act of 1933, as amended.



1940 ACT: Refers to the Investment Company Act of 1940, as amended.




ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: P.O. Box 5085, Hartford, Connecticut, 06102-5085.



APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.



BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.



CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

GENERAL ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge.

POLICY VALUE: the total of all amounts in the General Account, Loan Account and Sub-Accounts.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Union Security Insurance Company.

YOU, YOUR: the owner of the policy.

UNION SECURITY INSURANCE COMPANY                                          35

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 13028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, N.E., Room 1580, Washington, DC 20549. Please call the SEC at 1-800-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613

                                     PART B

UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
WALL STREET SERIES SURVIVOR VUL
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 13028.


DATE OF PROSPECTUS: MAY 1, 2009



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2009

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                  3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               5
FINANCIAL STATEMENTS                                                           5

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Union Security. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Union Security. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


EXPERTS


The statements of assets and liabilities of Variable Account C of Union Security Insurance Company (the "Account") as of December 31, 2008 and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which is included in the Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Woodbury Financial Services, Inc. ("Woodbury Financial") serves as the principal underwriter for the policies and offers the policies on a continuous basis. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Union Security currently pays Woodbury Financial underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Woodbury Financial in its role as Principal Underwriter has been: 2008: $2,988,050; 2007: $3,683,703; and 2006: $4,454,453. Woodbury
Financial retained approximately 75%.

4                                           UNION SECURITY INSURANCE COMPANY

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The policies are sold by salespersons who represent Union Security as insurance agents and who are financial professionals of Woodbury Financial or other registered broker-dealers who have entered into sales agreements with Woodbury Financial. The salespersons are compensated for the sale by Woodbury Financial or other registered broker-dealers according to sales agreements between the salesperson and the broker-dealer. The commissions paid to the salespersons vary according to the terms of the sales agreement between the salesperson and the broker-dealer.


As compensation for selling the policies, Union Security pays to broker-dealers (including Woodbury Financial) a commission of up to100% of the premiums paid up to the first twelve recommended monthly minimum premiums, up to 4% of all other premiums paid during the first year of the policy, up to 3% of all such premiums in policy years two through six and up to 1.5% of all such premiums in years seven and later. Union Security pays a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request.

Union Security may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.


Your financial professional typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the policy, depending on the agreement between your financial professional and his or her firm. Union Security is not involved in determining the compensation of your financial professional. That compensation arrangement may present its own incentives or conflicts. You may ask your financial professional how he/she will personally be compensated for the transaction.



In addition to the commissions described above in this SAI, Union Security and/or an affiliate pay to broker-dealers (including Woodbury Financial) additional amounts as general marketing allowances. Such payments may offset the broker-dealer's expenses in connection with activities that it is required to perform. Such payments may give Union Security greater access to financial professionals of the broker-dealers that receive such compensation.



All of the compensation described in this section may be more or less than the overall compensation on similar or other products and may influence your financial professional or broker-dealer to present this policy over other investment options. You may ask your financial professional about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the policy.


These other compensation payments, which may be different for different broker-dealers, will be made by Union Security out of its assets and are not direct deductions from the policy values.

ADDITIONAL INFORMATION ABOUT CHARGES

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or (d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain

UNION SECURITY INSURANCE COMPANY                                           5

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or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of Face Amount increases, different cost of insurance rates may apply to different increments of Face Amount under your policy. If so, we attribute your policy value in proportion to the increments of Face Amount in order to compute our net amount at risk at each cost of insurance rate.

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, administrative charge, policy issuance expense charge, mortality and expense risk charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
VARIABLE ACCOUNT C OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account C of Union Security Insurance Company (the "Account"), as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Variable Account C of Union Security Insurance Company as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                  HARTFORD             HARTFORD
                                             HARTFORD             LARGECAP               TOTAL
                                             ADVISERS              GROWTH             RETURN BOND
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            2,913,481            4,215,497            1,663,484
                                            ===========          ===========          ===========
  Cost                                      $57,121,483          $62,145,071          $19,632,548
                                            ===========          ===========          ===========
  Market Value                              $39,884,912          $41,661,699          $15,874,894
 Due from Hartford Life and Annuity
  Insurance Company                                  --                1,747                   --
 Receivable from fund shares sold                 8,598                   --                4,164
 Other assets                                        --                   --                   --
                                            -----------          -----------          -----------
 Total Assets                                39,893,510           41,663,446           15,879,058
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               8,598                   --                4,164
 Payable for fund shares purchased                   --                1,747                   --
 Other liabilities                                   --                    1                    1
                                            -----------          -----------          -----------
 Total Liabilities                                8,598                1,748                4,165
                                            -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $39,884,912          $41,661,698          $15,874,893
                                            ===========          ===========          ===========

                                             HARTFORD             HARTFORD           HARTFORD
                                              CAPITAL             DIVIDEND         FUNDAMENTAL
                                           APPRECIATION          AND GROWTH           GROWTH
                                             HLS FUND             HLS FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              713,158             214,501            39,551
                                            ===========          ==========          ========
  Cost                                      $35,040,185          $4,793,405          $379,314
                                            ===========          ==========          ========
  Market Value                              $18,071,425          $3,081,902          $234,142
 Due from Hartford Life and Annuity
  Insurance Company                               3,460               3,489                --
 Receivable from fund shares sold                    --                  --                 6
 Other assets                                        --                  --                --
                                            -----------          ----------          --------
 Total Assets                                18,074,885           3,085,391           234,148
                                            -----------          ----------          --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                 6
 Payable for fund shares purchased                3,460               3,489                --
 Other liabilities                                    1                  --                --
                                            -----------          ----------          --------
 Total Liabilities                                3,461               3,489                 6
                                            -----------          ----------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $18,071,424          $3,081,902          $234,142
                                            ===========          ==========          ========

                                            HARTFORD
                                             GLOBAL            HARTFORD
                                            ADVISERS         GLOBAL GROWTH
                                            HLS FUND           HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------
ASSETS:
 Investments:
  Number of Shares                            54,450            5,460,501
                                            ========          ===========
  Cost                                      $673,926          $64,117,875
                                            ========          ===========
  Market Value                              $463,029          $55,554,119
 Due from Hartford Life and Annuity
  Insurance Company                               --                5,839
 Receivable from fund shares sold                 11                   --
 Other assets                                     --                   --
                                            --------          -----------
 Total Assets                                463,040           55,559,958
                                            --------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               11                   --
 Payable for fund shares purchased                --                5,839
 Other liabilities                                --                    1
                                            --------          -----------
 Total Liabilities                                11                5,840
                                            --------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $463,029          $55,554,118
                                            ========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD                                   HARTFORD
                                            DISCIPLINED           HARTFORD               GROWTH
                                              EQUITY               GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            3,659,003               33,833            10,369,019
                                            ===========          ===========          ============
  Cost                                      $32,564,315             $413,991          $184,557,622
                                            ===========          ===========          ============
  Market Value                              $30,938,872             $254,865          $176,833,088
 Due from Hartford Life and Annuity
  Insurance Company                                 179                   --                    --
 Receivable from fund shares sold                    --                    5                54,062
 Other assets                                        --                   --                    --
                                            -----------          -----------          ------------
 Total Assets                                30,939,051              254,870           176,887,150
                                            -----------          -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    5                54,062
 Payable for fund shares purchased                  179                   --                    --
 Other liabilities                                    1                   --                     1
                                            -----------          -----------          ------------
 Total Liabilities                                  180                    5                54,063
                                            -----------          -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $30,938,871             $254,865          $176,833,087
                                            ===========          ===========          ============

                                                                                       HARTFORD
                                             HARTFORD             HARTFORD           INTERNATIONAL
                                            HIGH YIELD              INDEX               GROWTH
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              920,030            2,538,806              200,450
                                            ===========          ===========          ===========
  Cost                                       $7,540,283          $60,280,470           $2,876,469
                                            ===========          ===========          ===========
  Market Value                               $5,272,908          $47,612,559           $1,173,581
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   --                2,464
 Receivable from fund shares sold                11,297                2,751                   --
 Other assets                                        --                   --                   --
                                            -----------          -----------          -----------
 Total Assets                                 5,284,205           47,615,310            1,176,045
                                            -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              11,297                2,750                   --
 Payable for fund shares purchased                   --                   --                2,464
 Other liabilities                                   --                   --                   --
                                            -----------          -----------          -----------
 Total Liabilities                               11,297                2,750                2,464
                                            -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $5,272,908          $47,612,560           $1,173,581
                                            ===========          ===========          ===========

                                             HARTFORD             HARTFORD
                                           INTERNATIONAL        INTERNATIONAL
                                           SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              272,485            4,287,290
                                            ===========          ===========
  Cost                                       $4,658,242          $66,580,211
                                            ===========          ===========
  Market Value                               $2,261,353          $36,019,519
 Due from Hartford Life and Annuity
  Insurance Company                                 349                   --
 Receivable from fund shares sold                    --               10,317
 Other assets                                        --                   --
                                            -----------          -----------
 Total Assets                                 2,261,702           36,029,836
                                            -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --               10,317
 Payable for fund shares purchased                  349                   --
 Other liabilities                                   --                    3
                                            -----------          -----------
 Total Liabilities                                  349               10,320
                                            -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,261,353          $36,019,516
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               HARTFORD
                                                MIDCAP                 HARTFORD                HARTFORD
                                                GROWTH               MONEY MARKET           SMALLCAP VALUE
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              2,080,822              17,524,222               2,878,994
                                             ============            ============            ============
  Cost                                        $19,221,891             $17,524,222             $33,982,665
                                             ============            ============            ============
  Market Value                                $11,114,034             $17,524,222             $21,205,513
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      --                      71
 Receivable from fund shares sold                     544                  37,219                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                  11,114,578              17,561,441              21,205,584
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   544                  37,219                      --
 Payable for fund shares purchased                     --                      --                      71
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                    544                  37,219                      71
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $11,114,034             $17,524,222             $21,205,513
                                             ============            ============            ============

                                                                                              HARTFORD
                                               HARTFORD               HARTFORD            U.S. GOVERNMENT
                                           SMALLCAP GROWTH              STOCK                SECURITIES
                                               HLS FUND               HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              5,030,835                117,675               1,495,683
                                             ============            ===========            ============
  Cost                                        $59,414,541             $4,676,245             $16,890,951
                                             ============            ===========            ============
  Market Value                                $58,194,329             $3,043,536             $15,243,329
 Due from Hartford Life and Annuity
  Insurance Company                                    --                    337                      --
 Receivable from fund shares sold                  12,077                     --                  20,112
 Other assets                                          --                     --                      --
                                             ------------            -----------            ------------
 Total Assets                                  58,206,406              3,043,873              15,263,441
                                             ------------            -----------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                12,077                     --                  20,112
 Payable for fund shares purchased                     --                    337                      --
 Other liabilities                                      2                     --                      --
                                             ------------            -----------            ------------
 Total Liabilities                                 12,079                    337                  20,112
                                             ------------            -----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $58,194,327             $3,043,536             $15,243,329
                                             ============            ===========            ============

                                              HARTFORD               HARTFORD
                                                VALUE                 EQUITY
                                            OPPORTUNITIES             INCOME
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             2,307,529               110,019
                                             ===========            ==========
  Cost                                       $26,597,511            $1,484,703
                                             ===========            ==========
  Market Value                               $20,246,628            $1,011,684
 Due from Hartford Life and Annuity
  Insurance Company                                5,814                 4,164
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total Assets                                 20,252,442             1,015,848
                                             -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                 5,814                 4,164
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total Liabilities                                 5,815                 4,164
                                             -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $20,246,627            $1,011,684
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNITS               MINIMUM                    MAXIMUM
                                                      OWNED BY               UNIT                       UNIT           CONTRACT
                                                    PARTICIPANTS         FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
Hartford Advisers HLS Fund -- Class IA                2,289,674            $9.570975        to       $31.191545       $39,884,912
Hartford LargeCap Growth HLS Fund -- Class IA         4,597,566             6.810925        to        12.614837        41,661,698
Hartford Total Return Bond HLS Fund -- Class
 IA                                                    800,213             14.514649        to        25.955017        15,874,893
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                   1,302,237            13.442455        to        14.562628        18,071,424
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                    370,458              8.186925        to         8.502852         3,081,902
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                     32,686              7.083256        to         7.356668           234,142
Hartford Global Advisers HLS Fund -- Class IA           56,469              8.090302        to         8.402480           463,029
Hartford Global Growth HLS Fund -- Class IA           3,845,792             8.621583        to        18.547080        55,554,118
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                   2,416,258             8.356768        to        18.727794        30,938,871
Hartford Growth HLS Fund -- Class IA                    36,746              6.807115        to         7.069923           254,865
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                   6,184,784            13.758938        to        57.611148       176,833,087
Hartford High Yield HLS Fund -- Class IA               471,447             10.015254        to        12.562233         5,272,908
Hartford Index HLS Fund -- Class IA                   4,316,947             7.578370        to        14.732177        47,612,560
Hartford International Growth HLS Fund -- Class
 IA                                                    192,534              5.994991        to         6.226510         1,173,581
Hartford International Small Company HLS Fund
 -- Class IA                                           307,986              7.228208        to         7.507185         2,261,353
Hartford International Opportunities HLS Fund
 -- Class IA                                          2,891,239             9.581074        to        14.996715        36,019,516
Hartford MidCap Growth HLS Fund -- Class IA           1,150,347             8.705283        to        10.415223        11,114,034
Hartford Money Market HLS Fund -- Class IA            1,116,632            13.335626        to        22.733922        17,524,222
Hartford SmallCap Value HLS Fund -- Class IA          1,178,379            16.770572        to        19.010376        21,205,513
Hartford SmallCap Growth HLS Fund -- Class IA         3,766,709            12.088245        to        19.244373        58,194,327
Hartford Stock HLS Fund -- Class IA                    402,201              7.117169        to         8.001079         3,043,536
Hartford U.S. Government Securities HLS Fund --
 Class IA                                              781,773             15.019032        to        30.371563        15,243,329
Hartford Value Opportunities HLS Fund -- Class
 IA                                                   1,580,164            10.216061        to        15.786112        20,246,627
Hartford Equity Income HLS Fund -- Class IA            117,919              8.466437        to         8.793107         1,011,684

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                       HARTFORD                HARTFORD
                                               HARTFORD                LARGECAP                 TOTAL
                                               ADVISERS                 GROWTH               RETURN BOND
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,624,957                $500,638              $1,173,618
                                             ------------            ------------            ------------
EXPENSES:
 Mortality and Expense Risk charges              (473,177)               (430,415)               (154,266)
                                             ------------            ------------            ------------
  Net investment income (loss)                  1,151,780                  70,223               1,019,352
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (761,603)               (944,554)                (80,576)
 Net realized gain on distributions               334,201               8,015,714                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (20,589,731)            (39,911,995)             (2,510,308)
                                             ------------            ------------            ------------
  Net gain (loss) on investments              (21,017,133)            (32,840,835)             (2,590,884)
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $(19,865,353)           $(32,770,612)            $(1,571,532)
                                             ============            ============            ============

                                               HARTFORD                 HARTFORD                HARTFORD
                                                CAPITAL                 DIVIDEND              FUNDAMENTAL
                                             APPRECIATION              AND GROWTH                GROWTH
                                               HLS FUND                 HLS FUND                HLS FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $498,120                 $91,861                    $852
                                             -------------            ------------            ------------
EXPENSES:
 Mortality and Expense Risk charges               (217,407)                (27,773)                 (3,364)
                                             -------------            ------------            ------------
  Net investment income (loss)                     280,713                  64,088                  (2,512)
                                             -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (505,943)                (38,114)                (79,577)
 Net realized gain on distributions              2,808,779                  77,835                  38,129
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (18,180,653)             (1,555,728)               (149,853)
                                             -------------            ------------            ------------
  Net gain (loss) on investments               (15,877,817)             (1,516,007)               (191,301)
                                             -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations           $(15,597,104)            $(1,451,919)              $(193,813)
                                             =============            ============            ============

                                              HARTFORD
                                               GLOBAL                 HARTFORD
                                              ADVISERS             GLOBAL GROWTH
                                              HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $27,581                $630,785
                                             -----------            ------------
EXPENSES:
 Mortality and Expense Risk charges               (4,353)               (906,122)
                                             -----------            ------------
  Net investment income (loss)                    23,228                (275,337)
                                             -----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (9,080)             (1,670,636)
 Net realized gain on distributions                9,034               3,747,397
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (216,171)            (66,129,271)
                                             -----------            ------------
  Net gain (loss) on investments                (216,217)            (64,052,510)
                                             -----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $(192,989)           $(64,327,847)
                                             ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD                                  HARTFORD
                                            DISCIPLINED            HARTFORD              GROWTH
                                               EQUITY               GROWTH            OPPORTUNITIES
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $500,794                $914             $1,041,882
                                            ------------          ----------          -------------
EXPENSES:
 Mortality and Expense Risk charges             (352,491)             (1,833)            (2,669,671)
                                            ------------          ----------          -------------
  Net investment income (loss)                   148,303                (919)            (1,627,789)
                                            ------------          ----------          -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    27,264              (5,078)            (5,508,941)
 Net realized gain on distributions            4,225,247              11,009             11,317,295
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (24,078,368)           (169,516)          (162,890,470)
                                            ------------          ----------          -------------
  Net gain (loss) on investments             (19,825,857)           (163,585)          (157,082,116)
                                            ------------          ----------          -------------
  Net increase (decrease) in net
   assets resulting from operations         $(19,677,554)          $(164,504)         $(158,709,905)
                                            ============          ==========          =============

                                                                                        HARTFORD
                                             HARTFORD              HARTFORD           INTERNATIONAL
                                            HIGH YIELD              INDEX                GROWTH
                                             HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $685,330            $1,414,635              $20,084
                                            -----------          ------------          -----------
EXPENSES:
 Mortality and Expense Risk charges             (58,739)             (551,517)             (16,241)
                                            -----------          ------------          -----------
  Net investment income (loss)                  626,591               863,118                3,843
                                            -----------          ------------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (60,842)             (521,539)            (194,384)
 Net realized gain on distributions                  --             1,607,428              114,833
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,474,777)          (31,784,001)          (1,577,142)
                                            -----------          ------------          -----------
  Net gain (loss) on investments             (2,535,619)          (30,698,112)          (1,656,693)
                                            -----------          ------------          -----------
  Net increase (decrease) in net
   assets resulting from operations         $(1,909,028)         $(29,834,994)         $(1,652,850)
                                            ===========          ============          ===========

                                             HARTFORD              HARTFORD
                                           INTERNATIONAL        INTERNATIONAL
                                           SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $41,471            $1,167,531
                                            -----------          ------------
EXPENSES:
 Mortality and Expense Risk charges             (25,804)             (475,113)
                                            -----------          ------------
  Net investment income (loss)                   15,667               692,418
                                            -----------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (85,620)           (1,080,389)
 Net realized gain on distributions             101,668             2,296,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,815,538)          (30,339,716)
                                            -----------          ------------
  Net gain (loss) on investments             (1,799,490)          (29,123,829)
                                            -----------          ------------
  Net increase (decrease) in net
   assets resulting from operations         $(1,783,823)         $(28,431,411)
                                            ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD
                                               MIDCAP               HARTFORD              HARTFORD
                                               GROWTH             MONEY MARKET         SMALLCAP VALUE
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $58,062              $348,967              $338,255
                                            ------------          ------------          ------------
EXPENSES:
 Mortality and Expense Risk charges              (92,664)             (136,551)             (167,351)
                                            ------------          ------------          ------------
  Net investment income (loss)                   (34,602)              212,416               170,904
                                            ------------          ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (261,108)                   --              (490,578)
 Net realized gain on distributions              175,506                    --               253,719
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (9,631,213)                   --            (9,422,880)
                                            ------------          ------------          ------------
  Net gain (loss) on investments              (9,716,815)                   --            (9,659,739)
                                            ------------          ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(9,751,417)             $212,416           $(9,488,835)
                                            ============          ============          ============

                                                                                          HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT
                                          SMALLCAP GROWTH            STOCK               SECURITIES
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $365,187               $92,295            $1,286,696
                                            ------------          ------------          ------------
EXPENSES:
 Mortality and Expense Risk charges             (679,606)              (28,781)             (126,704)
                                            ------------          ------------          ------------
  Net investment income (loss)                  (314,419)               63,514             1,159,992
                                            ------------          ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (460,520)              (83,219)               (1,516)
 Net realized gain on distributions              632,643                27,623                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (36,709,077)           (2,431,979)           (1,392,967)
                                            ------------          ------------          ------------
  Net gain (loss) on investments             (36,536,954)           (2,487,575)           (1,394,483)
                                            ------------          ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations         $(36,851,373)          $(2,424,061)            $(234,491)
                                            ============          ============          ============

                                              HARTFORD              HARTFORD
                                               VALUE                 EQUITY
                                           OPPORTUNITIES             INCOME
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $586,143               $40,832
                                            ------------          ------------
EXPENSES:
 Mortality and Expense Risk charges             (227,755)              (10,944)
                                            ------------          ------------
  Net investment income (loss)                   358,388                29,888
                                            ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (840,409)              (74,188)
 Net realized gain on distributions              203,586                81,882
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (14,955,563)             (505,484)
                                            ------------          ------------
  Net gain (loss) on investments             (15,592,386)             (497,790)
                                            ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations         $(15,233,998)            $(467,902)
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                     HARTFORD               HARTFORD
                                              HARTFORD               LARGECAP                TOTAL
                                              ADVISERS                GROWTH              RETURN BOND
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,151,780                $70,223             $1,019,352
 Net realized gain (loss) on security
  transactions                                  (761,603)              (944,554)               (80,576)
 Net realized gain on distributions              334,201              8,015,714                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (20,589,731)           (39,911,995)            (2,510,308)
                                            ------------           ------------           ------------
 Net increase (decrease) in net assets
  resulting from operations                  (19,865,353)           (32,770,612)            (1,571,532)
                                            ------------           ------------           ------------
UNIT TRANSACTIONS:
 Purchases                                     5,210,650              7,827,358              1,543,237
 Net transfers                                (1,602,674)            (2,938,231)               969,589
 Surrenders for benefit payments and
  fees                                        (4,977,966)            (6,112,333)            (1,706,396)
 Net loan activity                                27,493                 19,341                (13,266)
 Cost of insurance                            (3,824,487)            (4,376,226)            (1,161,542)
                                            ------------           ------------           ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (5,166,984)            (5,580,091)              (368,378)
                                            ------------           ------------           ------------
 Net increase (decrease) in net assets       (25,032,337)           (38,350,703)            (1,939,910)
NET ASSETS:
 Beginning of year                            64,917,249             80,012,401             17,814,803
                                            ------------           ------------           ------------
 End of year                                 $39,884,912            $41,661,698            $15,874,893
                                            ============           ============           ============

                                              HARTFORD               HARTFORD             HARTFORD
                                               CAPITAL               DIVIDEND            FUNDAMENTAL
                                            APPRECIATION            AND GROWTH             GROWTH
                                              HLS FUND               HLS FUND             HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $280,713                $64,088              $(2,512)
 Net realized gain (loss) on security
  transactions                                  (505,943)               (38,114)             (79,577)
 Net realized gain on distributions            2,808,779                 77,835               38,129
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,180,653)            (1,555,728)            (149,853)
                                            ------------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (15,597,104)            (1,451,919)            (193,813)
                                            ------------            -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                     2,595,449                314,776               22,156
 Net transfers                                 3,010,996              1,019,654              476,250
 Surrenders for benefit payments and
  fees                                        (3,154,567)              (288,585)            (199,056)
 Net loan activity                                 8,982                  1,546                   --
 Cost of insurance                            (1,431,758)              (181,007)             (10,682)
                                            ------------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,029,102                866,384              288,668
                                            ------------            -----------           ----------
 Net increase (decrease) in net assets       (14,568,002)              (585,535)              94,855
NET ASSETS:
 Beginning of year                            32,639,426              3,667,437              139,287
                                            ------------            -----------           ----------
 End of year                                 $18,071,424             $3,081,902             $234,142
                                            ============            ===========           ==========

                                             HARTFORD
                                              GLOBAL               HARTFORD
                                             ADVISERS            GLOBAL GROWTH
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $23,228             $(275,337)
 Net realized gain (loss) on security
  transactions                                   (9,080)           (1,670,636)
 Net realized gain on distributions               9,034             3,747,397
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (216,171)          (66,129,271)
                                             ----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    (192,989)          (64,327,847)
                                             ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                       40,485             7,997,451
 Net transfers                                  498,244            (2,537,686)
 Surrenders for benefit payments and
  fees                                          (36,111)           (8,079,922)
 Net loan activity                                   --                46,908
 Cost of insurance                              (32,619)           (5,263,791)
                                             ----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              469,999            (7,837,040)
                                             ----------          ------------
 Net increase (decrease) in net assets          277,010           (72,164,887)
NET ASSETS:
 Beginning of year                              186,019           127,719,005
                                             ----------          ------------
 End of year                                   $463,029           $55,554,118
                                             ==========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD                                  HARTFORD
                                            DISCIPLINED           HARTFORD              GROWTH
                                              EQUITY               GROWTH           OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $148,303               $(919)          $(1,627,789)
 Net realized gain (loss) on security
  transactions                                   27,264              (5,078)           (5,508,941)
 Net realized gain on distributions           4,225,247              11,009            11,317,295
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (24,078,368)           (169,516)         (162,890,470)
                                            -----------          ----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                 (19,677,554)           (164,504)         (158,709,905)
                                            -----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                    4,709,944              37,196            19,254,380
 Net transfers                               (1,623,257)             94,068            (9,882,237)
 Surrenders for benefit payments and
  fees                                       (3,997,041)             (9,929)          (23,735,166)
 Net loan activity                               18,566                  --                56,155
 Cost of insurance                           (2,994,685)            (16,399)          (14,217,653)
                                            -----------          ----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,886,473)            104,936           (28,524,521)
                                            -----------          ----------          ------------
 Net increase (decrease) in net assets      (23,564,027)            (59,568)         (187,234,426)
NET ASSETS:
 Beginning of year                           54,502,898             314,433           364,067,513
                                            -----------          ----------          ------------
 End of year                                $30,938,871            $254,865          $176,833,087
                                            ===========          ==========          ============

                                                                                      HARTFORD
                                             HARTFORD            HARTFORD          INTERNATIONAL
                                            HIGH YIELD             INDEX               GROWTH
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $626,591             $863,118              $3,843
 Net realized gain (loss) on security
  transactions                                 (60,842)            (521,539)           (194,384)
 Net realized gain on distributions                 --            1,607,428             114,833
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (2,474,777)         (31,784,001)         (1,577,142)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 (1,909,028)         (29,834,994)         (1,652,850)
                                            ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     616,747            7,692,659             187,040
 Net transfers                                (118,708)          (3,094,809)           (205,427)
 Surrenders for benefit payments and
  fees                                        (518,286)          (6,604,130)           (117,046)
 Net loan activity                               1,608               26,288                  94
 Cost of insurance                            (499,118)          (4,631,649)           (100,329)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (517,757)          (6,611,641)           (235,668)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets      (2,426,785)         (36,446,635)         (1,888,518)
NET ASSETS:
 Beginning of year                           7,699,693           84,059,195           3,062,099
                                            ----------          -----------          ----------
 End of year                                $5,272,908          $47,612,560          $1,173,581
                                            ==========          ===========          ==========

                                             HARTFORD            HARTFORD
                                          INTERNATIONAL        INTERNATIONAL
                                          SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $15,667             $692,418
 Net realized gain (loss) on security
  transactions                                 (85,620)          (1,080,389)
 Net realized gain on distributions            101,668            2,296,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,815,538)         (30,339,716)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                 (1,783,823)         (28,431,411)
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     310,567            4,402,664
 Net transfers                                 (78,840)          (2,495,910)
 Surrenders for benefit payments and
  fees                                        (246,323)          (4,767,029)
 Net loan activity                                  24                3,989
 Cost of insurance                            (150,513)          (2,974,068)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (165,085)          (5,830,354)
                                            ----------          -----------
 Net increase (decrease) in net assets      (1,948,908)         (34,261,765)
NET ASSETS:
 Beginning of year                           4,210,261           70,281,281
                                            ----------          -----------
 End of year                                $2,261,353          $36,019,516
                                            ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD
                                               MIDCAP                 HARTFORD               HARTFORD
                                               GROWTH               MONEY MARKET          SMALLCAP VALUE
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(34,602)               $212,416               $170,904
 Net realized gain (loss) on security
  transactions                                  (261,108)                     --               (490,578)
 Net realized gain on distributions              175,506                      --                253,719
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (9,631,213)                     --             (9,422,880)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,751,417)                212,416             (9,488,835)
                                             -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,753,560               1,578,532              2,786,287
 Net transfers                                      (959)              9,625,820             (1,722,451)
 Surrenders for benefit payments and
  fees                                        (1,792,025)             (6,865,595)            (3,168,071)
 Net loan activity                                 3,820                   8,945                 (1,605)
 Cost of insurance                              (966,502)             (1,064,918)            (1,609,750)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,002,106)              3,282,784             (3,715,590)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets       (10,753,523)              3,495,200            (13,204,425)
NET ASSETS:
 Beginning of year                            21,867,557              14,029,022             34,409,938
                                             -----------            ------------            -----------
 End of year                                 $11,114,034             $17,524,222            $21,205,513
                                             ===========            ============            ===========

                                                                                           HARTFORD
                                              HARTFORD               HARTFORD          U.S. GOVERNMENT
                                           SMALLCAP GROWTH            STOCK               SECURITIES
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(314,419)              $63,514            $1,159,992
 Net realized gain (loss) on security
  transactions                                  (460,520)              (83,219)               (1,516)
 Net realized gain on distributions              632,643                27,623                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (36,709,077)           (2,431,979)           (1,392,967)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (36,851,373)           (2,424,061)             (234,491)
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     8,312,109               473,515             1,533,814
 Net transfers                                (4,138,939)             (280,911)              560,997
 Surrenders for benefit payments and
  fees                                        (8,347,105)             (372,838)           (1,373,229)
 Net loan activity                                36,911                 1,568                   364
 Cost of insurance                            (4,971,697)             (255,315)           (1,233,078)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,108,721)             (433,981)             (511,132)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets       (45,960,094)           (2,858,042)             (745,623)
NET ASSETS:
 Beginning of year                           104,154,421             5,901,578            15,988,952
                                             -----------            ----------            ----------
 End of year                                 $58,194,327            $3,043,536            $15,243,329
                                             ===========            ==========            ==========

                                              HARTFORD              HARTFORD
                                                VALUE                EQUITY
                                            OPPORTUNITIES            INCOME
                                              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $358,388              $29,888
 Net realized gain (loss) on security
  transactions                                  (840,409)             (74,188)
 Net realized gain on distributions              203,586               81,882
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (14,955,563)            (505,484)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                  (15,233,998)            (467,902)
                                             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     2,848,871               87,882
 Net transfers                                (2,858,379)            (158,907)
 Surrenders for benefit payments and
  fees                                        (2,497,824)             (79,792)
 Net loan activity                                 1,275                   52
 Cost of insurance                            (1,769,845)             (71,104)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,275,902)            (221,869)
                                             -----------            ---------
 Net increase (decrease) in net assets       (19,509,900)            (689,771)
NET ASSETS:
 Beginning of year                            39,756,527            1,701,455
                                             -----------            ---------
 End of year                                 $20,246,627            $1,011,684
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                    HARTFORD              HARTFORD
                                             HARTFORD               LARGECAP                TOTAL
                                             ADVISERS                GROWTH              RETURN BOND
                                             HLS FUND               HLS FUND              HLS FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (A)(B)(C)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $868,582             $(116,467)              $773,015
 Net realized gain (loss) on security
  transactions                                  181,898             7,789,650                 (1,440)
 Net realized gain on distributions           7,029,194             5,594,248                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (4,337,376)           (9,805,731)              (123,264)
                                            -----------           -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   3,742,298             3,461,700                648,311
                                            -----------           -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    5,778,322             8,939,050              1,627,144
 Net transfers                               (1,725,898)           (3,468,906)               905,186
 Surrenders for benefit payments and
  fees                                       (5,152,599)           (8,550,438)            (1,624,975)
 Net loan activity                               22,462                25,988                  7,723
 Cost of insurance                           (3,772,828)           (4,583,668)              (966,173)
                                            -----------           -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (4,850,541)           (7,637,974)               (51,095)
                                            -----------           -----------            -----------
 Net increase (decrease) in net assets       (1,108,243)           (4,176,274)               597,216
NET ASSETS:
 Beginning of year                           66,025,492            84,188,675             17,217,587
                                            -----------           -----------            -----------
 End of year                                $64,917,249           $80,012,401            $17,814,803
                                            ===========           ===========            ===========

                                             HARTFORD             HARTFORD           HARTFORD
                                              CAPITAL             DIVIDEND          FUNDAMENTAL
                                           APPRECIATION          AND GROWTH           GROWTH
                                             HLS FUND             HLS FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (D)
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(200,770)            $36,890              $(640)
 Net realized gain (loss) on security
  transactions                                   15,028               2,725                  7
 Net realized gain on distributions           5,168,323             268,575              2,932
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (636,606)           (144,424)             4,312
                                            -----------          ----------          ---------
 Net increase (decrease) in net assets
  resulting from operations                   4,345,975             163,766              6,611
                                            -----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                    2,704,387             288,282              4,300
 Net transfers                                2,992,216           1,759,879            113,752
 Surrenders for benefit payments and
  fees                                       (1,844,028)           (183,340)              (488)
 Net loan activity                                  223                 226                 --
 Cost of insurance                           (1,261,371)           (133,256)            (2,055)
                                            -----------          ----------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,591,427           1,731,791            115,509
                                            -----------          ----------          ---------
 Net increase (decrease) in net assets        6,937,402           1,895,557            122,120
NET ASSETS:
 Beginning of year                           25,702,024           1,771,880             17,167
                                            -----------          ----------          ---------
 End of year                                $32,639,426          $3,667,437           $139,287
                                            ===========          ==========          =========

                                            HARTFORD
                                             GLOBAL              HARTFORD
                                            ADVISERS          GLOBAL GROWTH
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (E)
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                    $143           $(1,099,748)
 Net realized gain (loss) on security
  transactions                                  1,589             1,569,214
 Net realized gain on distributions            12,702            13,349,658
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,216            11,800,060
                                            ---------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    20,650            25,619,184
                                            ---------          ------------
UNIT TRANSACTIONS:
 Purchases                                      8,394             9,146,026
 Net transfers                                 91,299            (4,495,660)
 Surrenders for benefit payments and
  fees                                         (1,509)          (10,610,608)
 Net loan activity                                 --                35,157
 Cost of insurance                             (2,328)           (5,379,136)
                                            ---------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             95,856           (11,304,221)
                                            ---------          ------------
 Net increase (decrease) in net assets        116,506            14,314,963
NET ASSETS:
 Beginning of year                             69,513           113,404,042
                                            ---------          ------------
 End of year                                 $186,019          $127,719,005
                                            =========          ============

(a)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(b) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(c) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(d) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(e)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD                                HARTFORD
                                            DISCIPLINED          HARTFORD             GROWTH
                                              EQUITY              GROWTH          OPPORTUNITIES
                                             HLS FUND            HLS FUND            HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $95,101           $(1,966)          $(2,835,774)
 Net realized gain (loss) on security
  transactions                                2,151,732             8,117             3,296,788
 Net realized gain on distributions             183,696            21,688            57,477,289
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,635,251            15,096            26,568,166
                                            -----------          --------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   4,065,780            42,935            84,506,469
                                            -----------          --------          ------------
UNIT TRANSACTIONS:
 Purchases                                    5,420,725            19,317            21,622,066
 Net transfers                               (2,698,013)           31,204           (11,661,380)
 Surrenders for benefit payments and
  fees                                       (5,537,651)           (7,230)          (28,639,685)
 Net loan activity                               22,529                --                67,477
 Cost of insurance                           (3,089,084)           (8,310)          (14,196,710)
                                            -----------          --------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (5,881,494)           34,981           (32,808,232)
                                            -----------          --------          ------------
 Net increase (decrease) in net assets       (1,815,714)           77,916            51,698,237
NET ASSETS:
 Beginning of year                           56,318,612           236,517           312,369,276
                                            -----------          --------          ------------
 End of year                                $54,502,898          $314,433          $364,067,513
                                            ===========          ========          ============

                                                                                      HARTFORD
                                             HARTFORD            HARTFORD          INTERNATIONAL
                                            HIGH YIELD             INDEX               GROWTH
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (F)
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $524,379             $692,424              $4,476
 Net realized gain (loss) on security
  transactions                                  21,069              410,474               1,410
 Net realized gain on distributions                 --            4,737,255             478,950
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (390,106)          (2,094,942)           (136,811)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    155,342            3,745,211             348,025
                                            ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     678,158            8,732,404             207,341
 Net transfers                                  70,052           (2,274,999)          2,153,981
 Surrenders for benefit payments and
  fees                                        (711,993)          (7,792,912)           (148,931)
 Net loan activity                               2,670               16,288                 267
 Cost of insurance                            (472,923)          (4,719,941)            (67,703)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (434,036)          (6,039,160)          2,144,955
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets        (278,694)          (2,293,949)          2,492,980
NET ASSETS:
 Beginning of year                           7,978,387           86,353,144             569,119
                                            ----------          -----------          ----------
 End of year                                $7,699,693          $84,059,195          $3,062,099
                                            ==========          ===========          ==========

                                             HARTFORD            HARTFORD
                                          INTERNATIONAL        INTERNATIONAL
                                          SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (G)
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $44,861           $1,686,742
 Net realized gain (loss) on security
  transactions                                      79           22,273,844
 Net realized gain on distributions            642,885           15,294,267
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (568,790)         (29,945,889)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    119,035            9,308,964
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     325,360            4,976,042
 Net transfers                               2,698,473             (438,536)
 Surrenders for benefit payments and
  fees                                        (287,773)          (5,544,903)
 Net loan activity                               1,731                9,170
 Cost of insurance                            (118,789)          (2,990,013)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,619,002           (3,988,240)
                                            ----------          -----------
 Net increase (decrease) in net assets       2,738,037            5,320,724
NET ASSETS:
 Beginning of year                           1,472,224           64,960,557
                                            ----------          -----------
 End of year                                $4,210,261          $70,281,281
                                            ==========          ===========

(f) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(g) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD
                                              MIDCAP              HARTFORD             HARTFORD
                                              GROWTH            MONEY MARKET        SMALLCAP VALUE
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(22,000)            $546,119             $242,532
 Net realized gain (loss) on security
  transactions                                    9,415                   --               43,728
 Net realized gain on distributions           3,679,017                   --            4,360,896
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,355,762)                  --           (6,361,493)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,310,670              546,119           (1,714,337)
                                            -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,082,054            1,436,979            3,284,127
 Net transfers                                  (61,161)           4,984,179           (1,358,017)
 Surrenders for benefit payments and
  fees                                       (2,037,075)          (4,259,832)          (3,052,997)
 Net loan activity                                3,621               29,856               10,091
 Cost of insurance                           (1,045,114)            (861,188)          (1,720,119)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                               (1,057,675)           1,329,994           (2,836,915)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets        1,252,995            1,876,113           (4,551,252)
NET ASSETS:
 Beginning of year                           20,614,562           12,152,909           38,961,190
                                            -----------          -----------          -----------
 End of year                                $21,867,557          $14,029,022          $34,409,938
                                            ===========          ===========          ===========

                                                                                       HARTFORD
                                              HARTFORD             HARTFORD         U.S. GOVERNMENT
                                          SMALLCAP GROWTH           STOCK             SECURITIES
                                              HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(631,079)            $22,701             $490,685
 Net realized gain (loss) on security
  transactions                                 2,150,101                (694)               2,149
 Net realized gain on distributions            8,198,334             851,306                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,062,009)           (575,406)              61,229
                                            ------------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,344,653)            297,907              554,063
                                            ------------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     9,687,398             601,695            1,684,456
 Net transfers                                (5,837,953)            (81,674)             (77,451)
 Surrenders for benefit payments and
  fees                                       (10,446,339)           (417,793)          (1,195,913)
 Net loan activity                                29,598               2,269               27,734
 Cost of insurance                            (5,300,926)           (263,237)          (1,110,534)
                                            ------------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                               (11,868,222)           (158,740)            (671,708)
                                            ------------          ----------          -----------
 Net increase (decrease) in net assets       (14,212,875)            139,167             (117,645)
NET ASSETS:
 Beginning of year                           118,367,296           5,762,411           16,106,597
                                            ------------          ----------          -----------
 End of year                                $104,154,421          $5,901,578          $15,988,952
                                            ============          ==========          ===========

                                             HARTFORD             HARTFORD
                                               VALUE               EQUITY
                                           OPPORTUNITIES           INCOME
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $181,445             $23,877
 Net realized gain (loss) on security
  transactions                                   42,881                  73
 Net realized gain on distributions           6,161,895              59,718
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (9,254,915)            (11,180)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,868,694)             72,488
                                            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    3,417,013             107,006
 Net transfers                                  (70,136)            864,639
 Surrenders for benefit payments and
  fees                                       (3,549,008)            (39,125)
 Net loan activity                                5,638                  87
 Cost of insurance                           (2,070,132)            (76,198)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                               (2,266,625)            856,409
                                            -----------          ----------
 Net increase (decrease) in net assets       (5,135,319)            928,897
NET ASSETS:
 Beginning of year                           44,891,846             772,558
                                            -----------          ----------
 End of year                                $39,756,527          $1,701,455
                                            ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2002, the Company entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of the Company under the variable life contracts and to provide administration for the contracts. Effective September 6, 2005, the Company changed its name from Fortis Benefits Insurance Company in conjunction with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, and Hartford Equity Income HLS Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will charge an expense at a maximum annual rate of 1.00% of the Contract's value for the mortality and expense risks which the Company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum annual rate of 3.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for cost of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            $3,400,663      $7,081,666
Hartford LargeCap Growth HLS Fund                     10,324,242       7,818,397
Hartford Total Return Bond HLS Fund                    3,872,096       3,221,121
Hartford Capital Appreciation HLS Fund                 9,274,554       5,155,959
Hartford Dividend and Growth HLS Fund                  2,250,070       1,241,763
Hartford Fundamental Growth HLS Fund                     991,562         667,277
Hartford Global Advisers HLS Fund                        885,353         383,092
Hartford Global Growth HLS Fund                        6,049,782      10,414,762
Hartford Disciplined Equity HLS Fund                   5,684,339       5,197,261
Hartford Growth HLS Fund                                 184,908          69,881
Hartford Growth Opportunities HLS Fund                15,023,162      33,858,175
Hartford High Yield HLS Fund                           1,203,895       1,095,061
Hartford Index HLS Fund                                4,835,900       8,976,994
Hartford International Growth HLS Fund                   752,552         869,544
Hartford International Small Company HLS Fund          1,173,903       1,221,653
Hartford International Opportunities HLS Fund          5,408,701       8,250,359
Hartford MidCap Growth HLS Fund                        1,861,094       2,722,298
Hartford Money Market HLS Fund                        13,792,575      10,297,364
Hartford SmallCap Value HLS Fund                       2,120,950       5,411,918
Hartford SmallCap Growth HLS Fund                      2,684,946      11,475,440
Hartford Stock HLS Fund                                  439,774         782,618
Hartford U.S. Government Securities HLS Fund           4,031,834       3,382,974
Hartford Value Opportunities HLS Fund                  1,974,284       5,688,214
Hartford Equity Income HLS Fund                          576,492         686,591
                                                   -------------  --------------
                                                     $98,797,631    $135,970,382
                                                   =============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund              644,416     877,477        (233,061)
Hartford LargeCap Growth HLS Fund     1,837,921   2,223,944        (386,023)
Hartford Total Return Bond HLS Fund     468,094     484,058         (15,964)
Hartford Capital Appreciation HLS
 Fund                                   952,910     919,341          33,569
Hartford Dividend and Growth HLS
 Fund                                   398,174     323,240          74,934
Hartford Fundamental Growth HLS
 Fund                                   148,971     127,632          21,339
Hartford Global Advisers HLS Fund       102,255      61,000          41,255
Hartford Global Growth HLS Fund       1,241,406   1,544,710        (303,304)
Hartford Disciplined Equity HLS
 Fund                                   897,063   1,112,380        (215,317)
Hartford Growth HLS Fund                 30,307      19,750          10,557
Hartford Growth Opportunities HLS
 Fund                                 1,387,574   2,027,424        (639,850)
Hartford High Yield HLS Fund            265,391     305,219         (39,828)
Hartford Index HLS Fund               1,432,311   1,838,234        (405,923)
Hartford International Growth HLS
 Fund                                   189,431     212,828         (23,397)

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford International Small
 Company HLS Fund                       281,760     301,310         (19,550)
Hartford International
 Opportunities HLS Fund               1,534,559   1,873,821        (339,262)
Hartford MidCap Growth HLS Fund         590,744     641,488         (50,744)
Hartford Money Market HLS Fund        1,149,944     944,898         205,046
Hartford SmallCap Value HLS Fund        617,844     784,527        (166,683)
Hartford SmallCap Growth HLS Fund     1,345,578   1,755,979        (410,401)
Hartford Stock HLS Fund                 386,723     425,722         (38,999)
Hartford U.S. Government Securities
 HLS Fund                               426,131     454,852         (28,721)
Hartford Value Opportunities HLS
 Fund                                   917,520   1,136,182        (218,662)
Hartford Equity Income HLS Fund         124,937     146,900         (21,963)

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund            761,602     945,088          (183,486)
Hartford LargeCap Growth HLS Fund   4,040,806   5,658,708        (1,617,902)
Hartford Total Return Bond HLS
 Fund                                 530,020     536,012            (5,992)
Hartford Capital Appreciation HLS
 Fund                                 980,407     870,332           110,075
Hartford Dividend and Growth HLS
 Fund                                 347,630     205,566           142,064
Hartford Fundamental Growth HLS
 Fund                                  23,037      13,281             9,756
Hartford Global Advisers HLS Fund      15,032       6,367             8,665
Hartford Global Growth HLS Fund     1,477,262   1,912,919          (435,657)
Hartford Disciplined Equity HLS
 Fund                               1,108,918   1,408,164          (299,246)
Hartford Growth HLS Fund               19,613      16,298             3,315
Hartford Growth Opportunities HLS
 Fund                               1,717,005   2,425,324          (708,319)
Hartford High Yield HLS Fund          372,376     400,378           (28,002)
Hartford Index HLS Fund             1,663,939   2,000,453          (336,514)
Hartford International Growth HLS
 Fund                                 319,052     152,388           166,664
Hartford International Small
 Company HLS Fund                     469,817     266,228           203,589
Hartford International
 Opportunities HLS Fund             4,257,305   4,403,043          (145,738)
Hartford MidCap Growth HLS Fund       740,558     793,956           (53,398)
Hartford Money Market HLS Fund        988,239     902,663            85,576
Hartford SmallCap Value HLS Fund      747,034     848,948          (101,914)
Hartford SmallCap Growth HLS Fund   1,595,159   2,040,303          (445,144)
Hartford Stock HLS Fund               480,422     492,364           (11,942)
Hartford U.S. Government
 Securities HLS Fund                  449,545     481,934           (32,389)
Hartford Value Opportunities HLS
 Fund                               1,121,934   1,207,646           (85,712)
Hartford Equity Income HLS Fund       173,573     101,064            72,509

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                         UNIT         CONTRACT
SUB-ACCOUNT                                UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges            1,001,064     $9.570975      $9,581,154
    Highest contract charges                132,307     13.400452       1,772,968
    Remaining contract charges            1,156,303            --      28,530,790
 2007  Lowest contract charges            1,104,828     14.000676      15,468,331
    Highest contract charges                137,804     19.869557       2,738,097
    Remaining contract charges            1,280,103            --      46,710,821
 2006  Lowest contract charges            1,183,595     13.129329      15,539,814
    Highest contract charges                141,189     18.886158       2,666,523
    Remaining contract charges            1,381,437            --      47,819,155
 2005  Lowest contract charges            1,230,188     11.859945      14,589,965
    Highest contract charges                157,562     17.292022       2,724,564
    Remaining contract charges            1,514,664            --      47,896,238
 2004  Lowest contract charges            1,236,308     11.059685      13,673,181
    Highest contract charges                173,147     16.344371       2,829,977
    Remaining contract charges            1,637,645            --      48,876,342
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges            2,581,213      6.810925      17,580,450
    Highest contract charges                248,370     11.794904       2,929,501
    Remaining contract charges            1,767,983            --      21,151,747
 2007  Lowest contract charges            2,766,616     11.940545      33,034,902
    Highest contract charges                263,062     20.960078       5,513,806
    Remaining contract charges            1,953,911            --      41,463,693
 2006  Lowest contract charges            1,762,743     11.315476      19,946,277
    Highest contract charges                223,137     20.132807       4,492,382
    Remaining contract charges            1,750,449            --      35,614,217
 2005  Lowest contract charges            1,819,577     10.473287      19,056,949
    Highest contract charges                235,378     18.887653       4,445,741
    Remaining contract charges            1,912,636            --      36,440,227
 2004  Lowest contract charges            1,801,755      9.894691      17,827,806
    Highest contract charges                247,815     18.086718       4,482,169
    Remaining contract charges            2,055,357            --      37,431,445

                                                          INVESTMENT
                                            EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                                 RATIO*         RATIO**         RETURN***
---------------------------------------  ----------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                  --            3.01%          (31.64)%
    Highest contract charges                  1.35%           3.08%          (32.56)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            2.19%            6.64%
    Highest contract charges                  1.35%           2.21%            5.21%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            2.40%           10.70%
    Highest contract charges                  1.35%           2.31%            9.22%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            3.30%            7.24%
    Highest contract charges                  1.35%           3.15%            5.80%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --            2.09%            3.74%
    Highest contract charges                  1.35%           2.07%            2.35%
    Remaining contract charges                  --              --               --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                  --            0.82%          (42.96)%
    Highest contract charges                  1.35%           0.81%          (43.73)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.56%            5.52%
    Highest contract charges                  1.35%           0.54%            4.11%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            0.34%            8.04%
    Highest contract charges                  1.35%           0.33%            6.59%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            0.83%            5.85%
    Highest contract charges                  1.35%           0.82%            4.43%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --            0.20%            8.90%
    Highest contract charges                  1.35%           0.19%            7.44%
    Remaining contract charges                  --              --               --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                                UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges              301,692    $14.514649      $4,378,958
    Highest contract charges                 51,461     15.289074         786,790
    Remaining contract charges              447,060            --      10,709,145
 2007  Lowest contract charges              298,192     15.712697       4,685,407
    Highest contract charges                 47,920     16.776031         803,915
    Remaining contract charges              470,065            --      12,325,481
 2006  Lowest contract charges              299,207     15.011705       4,491,607
    Highest contract charges                 58,107     16.245376         943,970
    Remaining contract charges              464,855            --      11,782,010
 2005  Lowest contract charges              305,778     14.323725       4,379,881
    Highest contract charges                 54,904     15.711507         862,621
    Remaining contract charges              491,626            --      12,026,585
 2004  Lowest contract charges              288,838     13.981339       4,038,347
    Highest contract charges                 74,350     15.544391       1,155,718
    Remaining contract charges              503,917            --      12,173,939
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges              399,702     14.562628       5,820,705
    Highest contract charges                107,922     13.442455       1,450,740
    Remaining contract charges              794,613            --      10,799,979
 2007  Lowest contract charges              401,623     26.766641      10,750,093
    Highest contract charges                107,821     25.044720       2,700,351
    Remaining contract charges              759,224            --      19,188,982
 2006  Lowest contract charges              350,743     22.911217       8,035,942
    Highest contract charges                 99,833     21.728630       2,169,243
    Remaining contract charges              708,017            --      15,496,839
 2005  Lowest contract charges              262,887     19.646900       5,164,918
    Highest contract charges                 68,664     18.886012       1,296,791
    Remaining contract charges              595,552            --      11,308,267
 2004  Lowest contract charges              184,706     17.003597       3,140,676
    Highest contract charges                 55,167     16.567092         913,957
    Remaining contract charges              390,122            --       6,485,939
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges              125,444      8.502852       1,066,634
    Highest contract charges                 38,567      8.186925         315,745
    Remaining contract charges              206,447            --       1,699,523
 2007  Lowest contract charges              102,918     12.583994       1,295,120
    Highest contract charges                 23,862     12.281489         293,063
    Remaining contract charges              168,744            --       2,079,254
 2006  Lowest contract charges               45,461     11.624352         528,450
    Highest contract charges                 18,121     11.499088         208,376
    Remaining contract charges               89,878            --       1,035,054

                                                          INVESTMENT
                                            EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                                 RATIO*         RATIO**         RETURN***
---------------------------------------  ----------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                  --            6.81%           (7.63)%
    Highest contract charges                  1.35%           6.24%           (8.86)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            5.33%            4.67%
    Highest contract charges                  1.35%           4.81%            3.27%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            4.97%            4.80%
    Highest contract charges                  1.35%           5.03%            3.40%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            7.48%            2.45%
    Highest contract charges                  1.35%           6.42%            1.08%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --            5.04%            4.62%
    Highest contract charges                  1.35%           4.93%            3.22%
    Remaining contract charges                  --              --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                  --            1.84%          (45.59)%
    Highest contract charges                  1.35%           1.91%          (46.33)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.12%           16.83%
    Highest contract charges                  1.35%           0.12%           15.26%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            1.55%           16.62%
    Highest contract charges                  1.35%           1.56%           15.05%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            1.05%           15.55%
    Highest contract charges                  1.34%           1.00%           14.00%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --            0.43%           19.36%
    Highest contract charges                  1.34%           0.58%           17.77%
    Remaining contract charges                  --              --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                  --            2.57%          (32.43)%
    Highest contract charges                  1.35%           3.09%          (33.34)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            2.08%            8.26%
    Highest contract charges                  1.34%           1.96%            6.80%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            4.97%           12.11%
    Highest contract charges                  1.08%           5.49%           11.10%
    Remaining contract charges                  --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                                UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                7,161     $7.356668         $52,684
    Highest contract charges                  7,105      7.083256          50,327
    Remaining contract charges               18,420            --         131,131
 2007  Lowest contract charges                  999     12.521469          12,509
    Highest contract charges                  2,037     12.220433          24,887
    Remaining contract charges                8,311            --         101,891
 2006  Lowest contract charges                  301     10.876615           3,269
    Highest contract charges                  1,290     10.774928          13,898
    Remaining contract charges                   --            --              --
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges               15,662      8.402480         131,597
    Highest contract charges                  9,317      8.090302          75,377
    Remaining contract charges               31,490            --         256,055
 2007  Lowest contract charges                3,506     12.448354          43,642
    Highest contract charges                  8,291     12.149094         100,727
    Remaining contract charges                3,417            --          41,650
 2006  Lowest contract charges                2,439     10.677092          26,037
    Highest contract charges                  4,110     10.577272          43,476
    Remaining contract charges                   --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges            1,105,722      8.621583       9,533,070
    Highest contract charges                177,701      9.550444       1,697,125
    Remaining contract charges            2,562,369            --      44,323,923
 2007  Lowest contract charges            1,187,748     18.134396      21,539,095
    Highest contract charges                172,308     20.362281       3,508,583
    Remaining contract charges            2,789,040            --     102,671,327
 2006  Lowest contract charges            1,335,244     14.501781      19,363,415
    Highest contract charges                206,362     16.504619       3,405,919
    Remaining contract charges            3,043,147            --      90,634,708
 2005  Lowest contract charges            1,404,616     12.704752      17,845,296
    Highest contract charges                230,054     14.655921       3,371,647
    Remaining contract charges            3,320,790            --      87,665,728
 2004  Lowest contract charges            1,389,932     12.384136      17,213,111
    Highest contract charges                246,985     14.480181       3,576,389
    Remaining contract charges            3,529,663            --      91,894,950

                                                          INVESTMENT
                                            EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                                 RATIO*         RATIO**         RETURN***
---------------------------------------  ----------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                  --            0.26%          (41.25)%
    Highest contract charges                  1.34%           0.23%          (42.04)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.04%           15.12%
    Highest contract charges                  1.34%             --            13.58%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            1.36%            7.05%
    Highest contract charges                  0.93%           1.22%            6.22%
    Remaining contract charges                  --              --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                  --            4.79%          (32.50)%
    Highest contract charges                  1.35%           3.97%          (33.41)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            1.00%           16.59%
    Highest contract charges                  1.34%           1.27%           15.03%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            6.86%            3.07%
    Highest contract charges                  0.94%           6.48%            2.27%
    Remaining contract charges                  --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                  --            0.68%          (52.46)%
    Highest contract charges                  1.35%           0.72%          (53.10)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.05%           25.05%
    Highest contract charges                  1.35%           0.05%           23.37%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            0.79%           14.15%
    Highest contract charges                  1.35%           0.78%           12.61%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            0.82%            2.59%
    Highest contract charges                  1.35%           0.80%            1.21%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --            0.55%           19.19%
    Highest contract charges                  1.35%           0.55%           17.59%
    Remaining contract charges                  --              --               --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                                UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges            1,170,444     $8.356768      $9,781,132
    Highest contract charges                155,307     12.525339       1,945,274
    Remaining contract charges            1,090,507            --      19,212,465
 2007  Lowest contract charges            1,255,936     13.321785      16,731,308
    Highest contract charges                161,036     20.239167       3,259,227
    Remaining contract charges            1,214,603            --      34,512,363
 2006  Lowest contract charges            1,414,299     12.295895      17,390,078
    Highest contract charges                172,231     18.934410       3,261,101
    Remaining contract charges            1,344,291            --      35,667,433
 2005  Lowest contract charges            1,489,223     10.934389      16,283,738
    Highest contract charges                167,693     17.066642       2,861,965
    Remaining contract charges            1,465,776            --      34,989,461
 2004  Lowest contract charges            1,496,148     10.259344      15,349,493
    Highest contract charges                179,428     16.230638       2,912,226
    Remaining contract charges            1,570,449            --      35,587,245
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges               15,224      7.069923         107,635
    Highest contract charges                    251      6.807115           1,705
    Remaining contract charges               21,271            --         145,525
 2007  Lowest contract charges               12,006     12.144785         145,807
    Highest contract charges                    824     11.852758           9,770
    Remaining contract charges               13,359            --         158,856
 2006  Lowest contract charges                8,904     10.399640          92,596
    Highest contract charges                 13,970     10.302367         143,921
    Remaining contract charges                   --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges            1,983,880     13.758938      27,296,087
    Highest contract charges                241,107     16.620294       4,007,266
    Remaining contract charges            3,959,797            --     145,529,734
 2007  Lowest contract charges            2,158,725     25.322091      54,663,430
    Highest contract charges                264,083     31.005187       8,187,958
    Remaining contract charges            4,401,826            --     301,216,125
 2006  Lowest contract charges            2,380,461     19.531033      46,492,859
    Highest contract charges                318,619     24.239230       7,723,086
    Remaining contract charges            4,833,873            --     258,153,331
 2005  Lowest contract charges            2,469,473     17.430141      43,043,256
    Highest contract charges                318,541     21.925977       6,984,333
    Remaining contract charges            5,236,887            --     252,543,416
 2004  Lowest contract charges            2,478,761     14.986075      37,146,901
    Highest contract charges                302,568     19.107576       5,781,346
    Remaining contract charges            5,672,447            --     237,957,086

                                                          INVESTMENT
                                            EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                                 RATIO*         RATIO**         RETURN***
---------------------------------------  ----------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                  --            1.18%          (37.27)%
    Highest contract charges                  1.35%           1.19%          (38.11)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.99%            8.34%
    Highest contract charges                  1.35%           1.00%            6.89%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            1.12%           12.45%
    Highest contract charges                  1.35%           1.15%           10.94%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            1.20%            6.58%
    Highest contract charges                  1.35%           1.13%            5.15%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --            1.15%            8.41%
    Highest contract charges                  1.35%           1.06%            6.96%
    Remaining contract charges                  --              --               --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                  --            0.29%          (41.79)%
    Highest contract charges                  1.37%           0.38%          (42.57)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.02%           16.78%
    Highest contract charges                  1.34%           0.06%           15.22%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            0.19%            0.71%
    Highest contract charges                  0.92%           0.17%           (0.07)%
    Remaining contract charges                  --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  --            0.39%          (45.66)%
    Highest contract charges                  1.35%           0.39%          (46.40)%
    Remaining contract charges                  --              --               --
 2007  Lowest contract charges                  --            0.14%           29.65%
    Highest contract charges                  1.35%           0.14%           27.91%
    Remaining contract charges                  --              --               --
 2006  Lowest contract charges                  --            0.77%           12.05%
    Highest contract charges                  1.35%           0.78%           10.55%
    Remaining contract charges                  --              --               --
 2005  Lowest contract charges                  --            0.22%           16.31%
    Highest contract charges                  1.34%           0.23%           14.75%
    Remaining contract charges                  --              --               --
 2004  Lowest contract charges                  --              --            17.19%
    Highest contract charges                  1.35%             --            15.62%
    Remaining contract charges                  --              --               --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges        143,959    $10.015254      $1,441,785
    Highest contract charges           24,482     10.191935         249,521
    Remaining contract charges        303,006            --       3,581,602
 2007  Lowest contract charges        161,726     13.395022       2,166,323
    Highest contract charges           26,228     13.816778         362,390
    Remaining contract charges        323,321            --       5,170,980
 2006  Lowest contract charges        166,873     13.031809       2,174,663
    Highest contract charges           27,555     13.624784         375,419
    Remaining contract charges        344,849            --       5,428,305
 2005  Lowest contract charges        190,060     11.722624       2,228,006
    Highest contract charges           35,445     12.422526         440,320
    Remaining contract charges        374,003            --       5,357,635
 2004  Lowest contract charges        225,821     11.478548       2,592,100
    Highest contract charges           42,104     12.329169         519,111
    Remaining contract charges        398,321            --       5,652,859
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges      1,978,270      7.578370      14,992,062
    Highest contract charges          287,776     13.754028       3,958,083
    Remaining contract charges      2,050,901            --      28,662,415
 2007  Lowest contract charges      2,111,466     12.050367      25,443,946
    Highest contract charges          304,742     22.168344       6,755,629
    Remaining contract charges      2,306,662            --      51,859,620
 2006  Lowest contract charges      2,257,562     11.454480      25,859,199
    Highest contract charges          318,387     21.358512       6,800,265
    Remaining contract charges      2,483,435            --      53,693,680
 2005  Lowest contract charges      2,398,550      9.921147      23,796,367
    Highest contract charges          339,566     18.750753       6,367,109
    Remaining contract charges      2,724,253            --      51,614,456
 2004  Lowest contract charges      2,379,167      9.493669      22,587,025
    Highest contract charges          359,141     18.186693       6,531,593
    Remaining contract charges      2,901,086            --      53,213,199
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2008  Lowest contract charges         68,383      6.226510         425,790
    Highest contract charges           11,206      5.994991          67,180
    Remaining contract charges        112,945            --         680,611
 2007  Lowest contract charges         54,948     14.406110         791,593
    Highest contract charges           18,189     14.059790         255,736
    Remaining contract charges        142,794            --       2,014,770
 2006  Lowest contract charges         13,502     11.626340         156,974
    Highest contract charges              416     11.501019           4,780
    Remaining contract charges         35,349            --         407,365

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges             --              9.84%            (25.23)%
    Highest contract charges             1.35%             9.96%            (26.24)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              7.64%              2.79%
    Highest contract charges             1.35%             7.66%              1.41%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --             14.51%             11.17%
    Highest contract charges             1.35%            14.33%              9.68%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              6.62%              2.13%
    Highest contract charges             1.35%             6.89%              0.76%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              4.84%              7.40%
    Highest contract charges             1.35%             4.39%              5.96%
    Remaining contract charges             --                --                 --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges             --              2.15%            (37.11)%
    Highest contract charges             1.35%             2.12%            (37.96)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.63%              5.20%
    Highest contract charges             1.35%             1.62%              3.79%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.71%             15.46%
    Highest contract charges             1.35%             1.70%             13.91%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.94%              4.50%
    Highest contract charges             1.35%             1.86%              3.10%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              1.32%             10.39%
    Highest contract charges             1.35%             1.31%              8.91%
    Remaining contract charges             --                --                 --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2008  Lowest contract charges             --              1.07%            (56.78)%
    Highest contract charges             1.36%             0.76%            (57.36)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.01%             23.91%
    Highest contract charges             1.34%             1.15%             22.25%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              2.30%              8.05%
    Highest contract charges             1.09%             2.19%              7.08%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges         99,950     $7.507185        $750,343
    Highest contract charges           19,932      7.228208         144,072
    Remaining contract charges        188,104            --       1,366,938
 2007  Lowest contract charges        104,401     13.041335       1,361,525
    Highest contract charges           20,377     12.727820         259,355
    Remaining contract charges        202,758            --       2,589,381
 2006  Lowest contract charges         29,991     11.963986         358,811
    Highest contract charges           12,730     11.835073         150,666
    Remaining contract charges         81,226            --         962,747
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges        926,326      9.581074       8,875,198
    Highest contract charges          242,846     11.453524       2,781,447
    Remaining contract charges      1,722,067            --      24,362,871
 2007  Lowest contract charges      1,042,209     16.589485      17,289,704
    Highest contract charges          265,781     20.101973       5,342,732
    Remaining contract charges      1,922,511            --      47,648,845
 2006  Lowest contract charges        353,531     13.018982       4,602,613
    Highest contract charges           98,989     15.989791       1,582,837
    Remaining contract charges        558,951            --      11,001,251
 2005  Lowest contract charges        316,394     10.460471       3,309,626
    Highest contract charges           73,599     13.022018         958,403
    Remaining contract charges        539,632            --       8,631,347
 2004  Lowest contract charges        259,720      9.126221       2,370,266
    Highest contract charges           84,551     11.515335         973,635
    Remaining contract charges        506,936            --       7,156,985
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges        597,310     10.415223       6,221,116
    Highest contract charges           89,946      8.705283         783,003
    Remaining contract charges        463,091            --       4,109,915
 2007  Lowest contract charges        594,454     19.595641      11,648,711
    Highest contract charges          102,871     16.601913       1,707,861
    Remaining contract charges        503,766            --       8,510,985
 2006  Lowest contract charges        638,714     17.550598      11,209,815
    Highest contract charges           94,009     15.071336       1,416,852
    Remaining contract charges        521,766            --       7,987,895
 2005  Lowest contract charges        653,349     15.632507      10,213,477
    Highest contract charges           92,824     13.606654       1,263,019
    Remaining contract charges        549,264            --       7,578,595
 2004  Lowest contract charges        633,150     14.952850       9,467,402
    Highest contract charges          107,708     13.191965       1,420,876
    Remaining contract charges        570,984            --       7,624,359

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges             --              1.28%            (42.44)%
    Highest contract charges             1.36%             1.26%            (43.21)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              2.27%              9.01%
    Highest contract charges             1.35%             1.98%              7.54%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              3.11%              9.72%
    Highest contract charges             1.07%             5.97%              8.73%
    Remaining contract charges             --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges             --              2.18%            (42.25)%
    Highest contract charges             1.35%             2.21%            (43.02)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              2.29%             27.43%
    Highest contract charges             1.34%             2.21%             25.72%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              2.78%             24.46%
    Highest contract charges             1.35%             2.77%             22.79%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --                --              14.62%
    Highest contract charges             1.35%               --              13.08%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.77%             18.08%
    Highest contract charges             1.35%             0.78%             16.50%
    Remaining contract charges             --                --                 --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges             --              0.36%            (46.85)%
    Highest contract charges             1.36%             0.33%            (47.57)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.47%             11.65%
    Highest contract charges             1.35%             0.48%             10.16%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --                --              12.27%
    Highest contract charges             1.35%               --              10.76%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.02%              4.55%
    Highest contract charges             1.35%             0.02%              3.14%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.13%             12.84%
    Highest contract charges             1.35%             0.13%             11.32%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges        404,598    $13.582927      $5,495,627
    Highest contract charges           82,407     13.335626       1,098,949
    Remaining contract charges        629,627            --      10,929,646
 2007  Lowest contract charges        348,503     13.298724       4,634,645
    Highest contract charges           73,748     13.234525         976,017
    Remaining contract charges        489,335            --       8,418,360
 2006  Lowest contract charges        319,778     12.672074       4,052,250
    Highest contract charges           76,023     12.782278         971,748
    Remaining contract charges        430,209            --       7,128,911
 2005  Lowest contract charges        332,406     12.102854       4,023,066
    Highest contract charges           88,364     12.373999       1,093,417
    Remaining contract charges        417,789            --       6,705,816
 2004  Lowest contract charges        376,548     11.768100       4,431,256
    Highest contract charges          106,573     12.195264       1,299,684
    Remaining contract charges        450,781            --       7,114,749
HARTFORD SMALLCAP VALUE HLS FUND
 2008  Lowest contract charges        563,449     19.010376      10,711,378
    Highest contract charges           74,402     16.770572       1,247,768
    Remaining contract charges        540,528            --       9,246,367
 2007  Lowest contract charges        622,579     26.910813      16,754,101
    Highest contract charges           93,525     24.063654       2,250,557
    Remaining contract charges        628,958            --      15,405,280
 2006  Lowest contract charges        665,116     28.160623      18,730,070
    Highest contract charges          106,389     25.523651       2,715,431
    Remaining contract charges        675,471            --      17,515,689
 2005  Lowest contract charges        708,264     23.802838      16,858,702
    Highest contract charges          110,767     21.867121       2,422,163
    Remaining contract charges        729,287            --      16,175,001
 2004  Lowest contract charges        705,712     22.016543      15,537,353
    Highest contract charges          126,858     20.500936       2,600,713
    Remaining contract charges        744,008            --      15,442,378

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges             --              2.06%              2.14%
    Highest contract charges             1.35%             2.06%              0.76%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              4.80%              4.95%
    Highest contract charges             1.35%             4.84%              3.54%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              4.60%              4.70%
    Highest contract charges             1.35%             4.58%              3.30%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              2.80%              2.85%
    Highest contract charges             1.35%             2.79%              1.47%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.92%              0.94%
    Highest contract charges             1.35%             0.93%             (0.41)%
    Remaining contract charges             --                --                 --
HARTFORD SMALLCAP VALUE HLS FUND
 2008  Lowest contract charges             --              1.21%            (29.36)%
    Highest contract charges             1.35%             1.16%            (30.31)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.26%             (4.44)%
    Highest contract charges             1.35%             1.22%             (5.72)%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.34%             18.31%
    Highest contract charges             1.35%             1.36%             16.72%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.51%              8.11%
    Highest contract charges             1.35%             1.43%              6.66%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.65%             13.98%
    Highest contract charges             1.35%             0.65%             12.46%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges      1,497,587    $12.088245     $18,103,195
    Highest contract charges          169,971     12.285664       2,088,207
    Remaining contract charges      2,099,151            --      38,002,925
 2007  Lowest contract charges      1,637,364     19.317022      31,628,991
    Highest contract charges          192,697     19.900087       3,834,685
    Remaining contract charges      2,347,049            --      68,690,745
 2006  Lowest contract charges      1,808,197     19.679323      35,584,100
    Highest contract charges          218,660     20.548991       4,493,250
    Remaining contract charges      2,595,397            --      78,289,946
 2005  Lowest contract charges      1,886,916     18.416426      34,750,244
    Highest contract charges          248,478     19.491744       4,843,276
    Remaining contract charges      2,886,937            --      82,454,794
 2004  Lowest contract charges      1,906,182     16.588167      31,620,068
    Highest contract charges          275,322     17.795292       4,899,430
    Remaining contract charges      3,145,545            --      81,869,196
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges        179,671      8.001079       1,437,565
    Highest contract charges           29,250      7.117169         208,174
    Remaining contract charges        193,280            --       1,397,797
 2007  Lowest contract charges        191,840     14.068904       2,698,982
    Highest contract charges           30,878     12.685369         391,704
    Remaining contract charges        218,482            --       2,810,892
 2006  Lowest contract charges        198,667     13.284697       2,639,237
    Highest contract charges           31,081     12.141085         377,359
    Remaining contract charges        223,394            --       2,745,815
 2005  Lowest contract charges        193,695     11.586792       2,244,305
    Highest contract charges           28,423     10.733240         305,075
    Remaining contract charges        191,857            --       2,081,082
 2004  Lowest contract charges        220,997     10.569949       2,335,925
    Highest contract charges           28,089      9.924359         278,765
    Remaining contract charges        183,653            --       1,838,565

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges             --              0.44%            (37.42)%
    Highest contract charges             1.35%             0.44%            (38.26)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.28%             (1.84)%
    Highest contract charges             1.35%             0.27%             (3.16)%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              0.36%              6.86%
    Highest contract charges             1.35%             0.35%              5.42%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.40%             11.02%
    Highest contract charges             1.35%             0.38%              9.53%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --                --              15.43%
    Highest contract charges             1.35%               --              13.88%
    Remaining contract charges             --                --                 --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges             --              2.08%            (43.13)%
    Highest contract charges             1.35%             2.06%            (43.90)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.03%              5.90%
    Highest contract charges             1.35%             1.03%              4.48%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.38%             14.65%
    Highest contract charges             1.35%             1.44%             13.12%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.77%              9.62%
    Highest contract charges             1.35%             1.87%              8.15%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              1.19%              4.17%
    Highest contract charges             1.35%             1.15%              2.77%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges        324,414    $15.019032      $4,872,389
    Highest contract charges           47,952     15.760665         755,749
    Remaining contract charges        409,407            --       9,615,191
 2007  Lowest contract charges        344,507     15.116280       5,207,667
    Highest contract charges           47,225     16.078297         759,291
    Remaining contract charges        418,762            --      10,021,994
 2006  Lowest contract charges        354,247     14.482203       5,130,272
    Highest contract charges           47,440     15.613166         740,672
    Remaining contract charges        441,196            --      10,235,653
 2005  Lowest contract charges        371,445     13.923525       5,171,823
    Highest contract charges           59,234     15.214833         901,239
    Remaining contract charges        483,722            --      10,909,717
 2004  Lowest contract charges        373,147     13.710488       5,116,024
    Highest contract charges          119,714     15.185674       1,817,941
    Remaining contract charges        547,544            --      12,307,113
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges        711,522     10.216061       7,268,955
    Highest contract charges          113,194     14.715779       1,665,736
    Remaining contract charges        755,448            --      11,311,936
 2007  Lowest contract charges        768,286     17.332483      13,316,308
    Highest contract charges          119,846     25.307234       3,032,973
    Remaining contract charges        910,694            --      23,407,246
 2006  Lowest contract charges        794,870     18.496459      14,702,273
    Highest contract charges          131,018     27.373999       3,586,458
    Remaining contract charges        958,650            --      26,603,115
 2005  Lowest contract charges        810,538     15.540160      12,595,891
    Highest contract charges          131,116     23.311330       3,056,489
    Remaining contract charges      1,031,062            --      24,322,254
 2004  Lowest contract charges        822,557     14.346066      11,800,464
    Highest contract charges          131,244     21.812550       2,862,765
    Remaining contract charges      1,053,678            --      23,215,280
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges         28,741      8.793107         252,726
    Highest contract charges            4,105      8.466437          34,752
    Remaining contract charges         85,073            --         724,206
 2007  Lowest contract charges         40,342     12.343079         497,944
    Highest contract charges            5,598     12.046406          67,438
    Remaining contract charges         93,942            --       1,136,073
 2006  Lowest contract charges         19,335     11.541638         223,162
    Highest contract charges            2,328     11.417278          26,578
    Remaining contract charges         45,710            --         522,818

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges             --              7.95%             (0.64)%
    Highest contract charges             1.35%             8.12%             (1.98)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              3.88%              4.38%
    Highest contract charges             1.35%             3.96%              2.98%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              3.44%              4.01%
    Highest contract charges             1.35%             3.41%              2.62%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              2.92%              1.55%
    Highest contract charges             1.35%             2.95%              0.19%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              3.50%              2.07%
    Highest contract charges             1.35%             3.96%              0.70%
    Remaining contract charges             --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges             --              2.06%            (41.06)%
    Highest contract charges             1.35%             2.06%            (41.85)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.20%             (6.29)%
    Highest contract charges             1.35%             1.18%             (7.55)%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.34%             19.02%
    Highest contract charges             1.35%             1.36%             17.43%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.44%              8.32%
    Highest contract charges             1.35%             1.42%              6.87%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.31%             18.87%
    Highest contract charges             1.35%             0.30%             17.28%
    Remaining contract charges             --                --                 --
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges             --              2.77%            (28.76)%
    Highest contract charges             1.36%             3.04%            (29.72)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              2.43%              6.94%
    Highest contract charges             1.34%             2.52%              5.51%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              3.14%             11.78%
    Highest contract charges             1.09%             4.12%             10.77%
    Remaining contract charges             --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Annual Maintenance Charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY & EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction of unit values.

ANNUAL MAINTENANCE CHARGES:

    The Company will charge an expense ranging from

       -   $7.50 plus $0.13 per $1,000 of the face amount - $15.00 plus $0.25 per $1,000 of the face amount

       -   $5.00

    for administrative services provided by the Company.

    These charges are a redemption of units.

    The Company will also make monthly plus daily deductions of $4.00 + 0.27% for policy value advances recovery charges.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Guaranteed Death Benefit ($ amount per $1,000 of face value) $0.00 - $0.06

       - Single Life Waiver of Monthly Deductions ($ amount per $1,000 of amount at risk) $0.07 - $6.32

       - Joint Waiver of Monthly Deductions ($ amount per $1,000 of amount at risk) $0.16 - $12.60

       - Single Life Waivers of Selected Amount ($ amount per $100 of selected amount) $3.06 - $24.10

       - Joint Waiver of Selected Amount ($ amount per $100 of selected amount) $6.03 - $42.39

       -   Second-to-Die Term Life Rider ($ amount per $1,000 of benefit) $0.96
           - $1,000

       - First-to-Die Term Life Rider ($ amount per $1,000 of benefit) $1.01 - $1,000.00

       -   Estate Protection Rider ($ amount per $1,000 of benefit) $0.96 -
           $1,000

       -   Additional Insured Rider ($ amount per $1,000 of benefit) $0.71 -
           $326.09

       -   Primary Insured Rider ($ amount per $1,000 of benefit) $0.22 -
           $326.09

       -   Child Insurance Rider ($ amount per $1,000 of benefit) $6.50

       -   Accelerated Benefit Rider $300.00 - 10% interest discount plus
           $300.00

    These charges are a reduction in unit values.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

2008 ANNUAL REPORT

For the fiscal year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      F-2
Balance Sheets                                                               F-3
Statements of Operations                                                     F-4
Statements of Changes in Shareholder's Equity                                F-5
Statements of Cash Flows                                                     F-6
Notes to Financial Statements                                                F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Life Insurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Life Insurance Company of New York (the "Company"), a direct wholly-owned subsidiary of Assurant, Inc. at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 3, 2009

            Union Security Life Insurance CF-3

                               OMPANY OF NEW YORK
                                 BALANCE SHEETS
                         AT DECEMBER 31, 2008 AND 2007

                                                                  DECEMBER 31,
                                                                      2008                    DECEMBER 31,
                                                                                                  2007
                                                                          (IN THOUSANDS EXCEPT PER
                                                                          SHARE AND SHARE AMOUNTS)
---------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities available for sale, at fair value
  (amortized cost -- $96,386 in 2008 and $101,129 in 2007)             $91,618                    $104,156
 Equity securities available for sale, at fair value (cost
  -- $8,483 in 2008 and $8,940 in 2007)                                  6,636                       7,811
 Commercial mortgage loans on real estate, at amortized cost            28,396                      30,746
 Policy loans                                                               73                         104
 Short-term investments                                                  6,870                         588
 Other investments                                                       1,829                       2,191
                                                                   -----------                 -----------
                                           TOTAL INVESTMENTS           135,422                     145,596
                                                                   -----------                 -----------
 Cash and cash equivalents                                              11,319                       4,016
 Premiums and accounts receivable, net                                   2,962                       3,373
 Reinsurance recoverables                                              109,131                     106,821
 Accrued investment income                                               1,516                       1,546
 Tax receivable                                                             65                       2,671
 Deferred acquisition costs                                                923                       1,037
 Deferred income taxes, net                                              4,778                       1,055
 Goodwill                                                                2,038                       2,038
 Other assets                                                              108                          84
 Assets held in separate accounts                                       13,145                      20,331
                                                                   -----------                 -----------
                                                TOTAL ASSETS          $281,407                    $288,568
                                                                   -----------                 -----------
LIABILITIES
 Future policy benefits and expenses                                   $52,837                     $47,004
 Unearned premiums                                                       9,791                       9,722
 Claims and benefits payable                                           141,692                     142,595
 Commissions payable                                                     4,682                       4,425
 Reinsurance balances payable                                              714                       1,361
 Funds held under reinsurance                                               68                          75
 Deferred gains on disposal of businesses                                3,668                       4,412
 Accounts payable and other liabilities                                  4,715                       5,068
 Due to affiliates                                                         406                         432
 Liabilities related to separate accounts                               13,145                      20,331
                                                                   -----------                 -----------
                                           TOTAL LIABILITIES           231,718                     235,425
                                                                   -----------                 -----------
COMMITMENTS AND CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $20 per share, 100,000 shares
  authorized, issued, and outstanding                                    2,000                       2,000
 Additional paid-in capital                                             43,006                      43,006
 Retained earnings                                                       8,982                       6,903
 Accumulated other comprehensive (loss) income                          (4,299)                      1,234
                                                                   -----------                 -----------
                                  TOTAL STOCKHOLDER'S EQUITY            49,689                      53,143
                                                                   -----------                 -----------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $281,407                    $288,568
                                                                   -----------                 -----------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                             YEARS ENDED
                                                                            DECEMBER 31,
                                                                2008            2007            2006
                                                                           (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other considerations                   $64,853         $60,212         $61,338
 Net investment income                                            8,810           9,096           9,175
 Net realized losses on investments                              (6,073)           (873)           (173)
 Amortization of deferred gains on disposal of businesses           744             842             200
 Fees and other income                                               80              70              47
                                                              ---------       ---------       ---------
                                              TOTAL REVENUES     68,414          69,347          70,587
                                                              ---------       ---------       ---------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                                           39,627          40,690          32,284
 Amortization of deferred acquisition costs                       1,444           1,432           1,084
 Underwriting, general and administrative expenses               17,146          15,608          16,697
                                                              ---------       ---------       ---------
                         TOTAL BENEFITS, LOSSES AND EXPENSES     58,217          57,730          50,065
                                                              ---------       ---------       ---------
 Income before provision for income taxes                        10,197          11,617          20,522
 Provision for income taxes                                       3,815           3,957           7,081
                                                              ---------       ---------       ---------
                                                  NET INCOME     $6,382          $7,660         $13,441
                                                              ---------       ---------       ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                                ACCUMULATED
                                                                                                   OTHER
                                                           ADDITIONAL                          COMPREHENSIVE
                                       COMMON                PAID-IN                           INCOME (LOSS)
                                        STOCK                CAPITAL           RETAINED
                                                                               EARNINGS                               TOTAL
                                                                         (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2006                $2,000                $43,006             $7,948            $3,489            $56,443
Dividends                                   --                     --            (10,000)               --            (10,000)
Comprehensive income:
 Net income                                 --                     --             13,441                --             13,441
Other comprehensive loss:
 Net change in unrealized gains
  on securities, net of taxes               --                     --                 --            (1,135)            (1,135)
                                                                                                                    ---------
 Total comprehensive income                                                                                            12,306
                                       -------              ---------          ---------          --------          ---------
       BALANCE, DECEMBER 31, 2006        2,000                 43,006             11,389             2,354             58,749
Dividends                                   --                     --            (12,000)               --            (12,000)
Cumulative effect of change in
 accounting principle                                                               (146)                                (146)
Comprehensive income:
 Net income                                 --                     --              7,660                --              7,660
Other comprehensive loss:
 Net change in unrealized gains
  on securities, net of taxes               --                     --                 --            (1,120)            (1,120)
                                                                                                                    ---------
 Total comprehensive income                                                                                             6,540
                                       -------              ---------          ---------          --------          ---------
       BALANCE, DECEMBER 31, 2007        2,000                 43,006              6,903             1,234             53,143
Dividends                                   --                     --             (4,303)               --             (4,303)
Comprehensive income:
 Net income                                 --                     --              6,382                --              6,382
Other comprehensive loss:
 Net change in unrealized gains
  on securities, net of taxes               --                     --                 --            (5,533)            (5,533)
                                                                                                                    ---------
 Total comprehensive income                                                                                               849
                                       -------              ---------          ---------          --------          ---------
       BALANCE, DECEMBER 31, 2008       $2,000                $43,006             $8,982           $(4,299)           $49,689
                                       -------              ---------          ---------          --------          ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                      YEARS ENDED DECEMBER 31,
                                                                2008            2007            2006
                                                                           (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                                                      $6,382          $7,660         $13,441
 Adjustments to reconcile net income to net cash provided by operating activities:
 Change in reinsurance recoverables                              (2,310)         (5,538)         (6,623)
 Change in premiums and accounts receivable                         409              12             303
 Change in deferred acquisition costs                               114             (74)            249
 Change in accrued investment income                                 30              35              24
 Change in insurance policy reserves and expenses                 4,999           9,081           5,294
 Change in accounts payable and other liabilities                   151          (1,113)          2,880
 Change in commissions payable                                      257            (209)            171
 Change in reinsurance balances payable                            (647)            847          (2,082)
 Change in funds held under reinsurance                              (7)             (1)             (7)
 Amortization of deferred gains on disposal of businesses          (744)           (842)           (200)
 Change in income taxes                                           1,862            (286)            (25)
 Net realized losses on investments                               6,073             873             173
 Other                                                              (13)            (58)            135
                                                              ---------       ---------       ---------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES     16,556          10,387          13,733
                                                              ---------       ---------       ---------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturities available for sale                             19,499          19,739          12,994
 Equity securities available for sale                             2,921           3,081           3,812
 Maturities, prepayments, and scheduled redemption of:
 Fixed maturities available for sale                              5,886           6,289           8,635
 Purchase of:
 Fixed maturities available for sale                            (24,454)        (19,089)        (15,827)
 Equity securities available for sale                            (5,263)         (3,093)         (4,342)
 Change in commercial mortgage loans on real estate               2,350          (9,060)         (7,690)
 Change in short-term investments                                (6,282)          1,813             940
 Change in other invested assets                                    362             333             504
 Change in policy loans                                              31              16             (22)
                                                              ---------       ---------       ---------
         NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES     (4,950)             29            (996)
                                                              ---------       ---------       ---------
FINANCING ACTIVITIES
 Dividends paid                                                  (4,303)        (12,000)        (10,000)
                                                              ---------       ---------       ---------
                       NET CASH USED IN FINANCING ACTIVITIES     (4,303)        (12,000)        (10,000)
                                                              ---------       ---------       ---------
 Change in cash and cash equivalents                              7,303          (1,584)          2,737
 Cash and cash equivalents at beginning of year                   4,016           5,600           2,863
                                                              ---------       ---------       ---------
 Cash and cash equivalents at end of year                       $11,319          $4,016          $5,600
                                                              ---------       ---------       ---------
Supplemental information:
 Income taxes paid, net of refunds                               $1,952          $4,243          $7,107

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008, 2007 AND 2006
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Life Insurance Company of New York (the "Company") is a provider of life insurance products including group disability insurance, group dental insurance, group life insurance and credit insurance. The Company is a wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheet affected by the use of estimates include, but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE (LOSS) INCOME

Comprehensive (loss) income is comprised of net income and net unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2008 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured.

FAIR VALUE

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale, as defined in Statement of Financial Accounting Standards ("FAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities ("FAS 115"), and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive (loss) income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized (losses) gains on investments.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in certified capital companies ("CAPCOs"). The Company's CAPCOs consist of debt instruments that are recorded at amortized cost, which approximates fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. In addition, securities whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the write-down reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The interest method is used to recognize interest income on commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been recognized but the cash has not been collected. The Company maintains an allowance for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the Company's balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded, if necessary, on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to income tax matters and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. We review our goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. We regularly assess whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in our expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

The goodwill impairment test has two steps. The Company first compares its fair value with its net book value. If the fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its fair value, we would perform a second test to measure the amount of impairment if any. To determine the amount of any impairment, we would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination. Specifically, we would determine the fair value of all of the assets and liabilities of the Company, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill were less than the recorded goodwill, we would record an impairment charge for the difference.

In the fourth quarters of 2008 and 2007, we conducted our annual assessments of goodwill. Based on the results of the assessment, the Company concluded that its fair value exceeded net book value and therefore goodwill was not impaired.

OTHER ASSETS

Other assets primarily include prepaid items and intangible assets. Intangible assets that have finite lives, including but not limited to, customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset. There were no impairments of finite-lived or indefinite-lived intangible assets in either 2008 or 2007.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations because they are administered by the reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford.

RESERVES

Reserves are established in accordance with GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe that our reserves estimates are adequate.

Long Duration Contracts

The Company's long duration contracts are comprised of traditional life insurance policies no longer offered and FFG and LTC disposed businesses. Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in the Company consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life contracts, group disability contracts, medical contracts, dental contracts and credit life business. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 2, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental, and credit life and disability.

FEE AND OTHER INCOME

The Company derives fee and other income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows FAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5"). This requires the Company to evaluate each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 157, FAIR VALUE MEASUREMENTS ("FAS 157") which defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP and expands disclosures about fair value measurements. FAS 157 is applied prospectively for financial assets and liabilities measured on a recurring basis as of January 1, 2008. The adoption of FAS 157 did not have an impact on the Company's financial position or results of operations. Effective September 30, 2008, the Company adopted Financial Statement of Position ("FSP") FAS 157-3,

DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP FAS 157-3"). FSP FAS 157-3 clarifies the application of FAS 157 regarding the pricing of securities in an inactive market. The adoption of FSP FAS 157-3 did not have an impact on the Company's financial position or results of operations. See Note 4 for further information regarding FAS 157.

On January 1, 2008, the Company adopted FAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 provides a choice to measure many financial instruments and certain other items at fair value on specified election dates and requires disclosures about the election of the fair value option. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. The Company has chosen not to elect the fair value option for any financial or non-financial instruments as of the adoption date, thus the adoption of FAS 159 did not have an impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted Statement of Position No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. Prior to the adoption of the SOP 05-1, certain internal replacements were accounted for as continuations of the replaced contract Therefore, the accounting policy for certain internal replacements has changed as a result of the adoption of this SOP. At adoption, the Company recognized a $225 decrease to deferred acquisition costs, which was accounted for as a $146 (after-tax) reduction to the January 1, 2007 balance of retained earnings.

On January 1, 2007, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("FAS 155"). This statement resolves issues addressed in FAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. FAS 155
(a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of FAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. FAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the statement of operations impact of the changes in fair value of those instruments. The adoption of FAS 155 did not have a material impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted the provisions of Financial Accounting Statements Board ("FASB") Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). There was no impact as a result of adoption on the Company's January 1, 2007 retained earnings. See Note 5 for further information regarding the adoption of FIN 48.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In December 2007, the Financial Accounting Standards Board ("FASB") issued FAS No. 141R, BUSINESS COMBINATIONS ("FAS 141R"). FAS 141R replaces FAS No. 141, BUSINESS COMBINATIONS ("FAS 141"). FAS 141R retains the fundamental requirements in FAS 141 that the acquisition method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. FAS 141R expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. FAS 141R broadens the fair value measurement and recognition of assets acquired, liabilities assumed, and interests transferred as a result of business combinations. FAS 141R also increases the disclosure requirements for business combinations in the financial statements. FAS 141R is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 141R on January 1, 2009. The adoption of FAS 141R will not have an impact on the Company's financial position or results of operations. However, any business combinations entered into beginning in 2009 may significantly impact our financial position and results of operations compared with how it would have been recorded under FAS 141. Earnings volatility could result, depending on the terms of acquisition.

In December 2007, the FASB issued FAS No. 160, NON-CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ARB NO. 51 ("FAS 160"). FAS 160 requires that a non-controlling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the non-controlling interest be presented in the statement of operations. FAS 160 also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any non-controlling equity investment retained in a deconsolidation. FAS 160 is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 160 on January 1, 2009. The adoption of FAS 160 will not have an impact on the Company's financial position or results of operations.

In February 2008, the FASB issued FSP FAS 157-2, EFFECTIVE DATE OF FAS 157 ("FSP FAS 157-2"). FSP FAS 157-2 deferred the effective date of FAS 157 for all non-financial assets and non-financial liabilities measured at fair value on a non-recurring basis to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years, which for the Company is January 1, 2009. The Company will apply the requirements of FAS 157 to its non-financial assets measured at fair value on a non-recurring basis which include goodwill and intangible assets. The Company does not currently have any non-financial liabilities which are required to be measured at fair value on a non-recurring basis. In a business combination, the Company would initially measure at fair value the non-financial assets and liabilities of the acquired company. The requirements of FAS 157 include using an exit price based on an orderly transaction between market participants at the measurement date assuming the highest and best use of the asset by market participants. The Company will use a market, income or cost approach valuation technique to perform the valuations. Since the Company performs its scheduled impairment analyses of goodwill and indefinite-lived intangible assets in the fourth quarter of each year, the adoption of FAS 157 for all non-financial assets and liabilities measured at fair value on a non-recurring basis will not have an impact on the Company's financial position or results of operations upon adoption. However, there may be an impact on the Company's financial position and results of operations when the Company performs its impairment analyses of goodwill and indefinite-lived intangible assets due to the difference in fair value methodology required under FAS 157.

3. INVESTMENTS

The following table shows the cost or amortized cost, gross unrealized gains and losses and fair value of our fixed maturity and equity securities at December 31, 2008.

                                                                  COST OR              GROSS              GROSS
                                                                 AMORTIZED          UNREALIZED          UNREALIZED        FAIR
                                                                   COST                GAINS              LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                         $426               $167                $ --            $593
 States, municipalities and political subdivisions                  23,966                363                (340)         23,989
 Foreign governments                                                   762                 51                 (23)            790
 Public utilities                                                   11,857                240                (439)         11,658
 Mortgage-backed                                                    13,873                285                (828)         13,330
 All other corporate                                                45,502                774              (5,018)         41,258
                                                                 ---------            -------            --------       ---------
                           TOTAL FIXED MATURITY SECURITIES         $96,386             $1,880             $(6,648)        $91,618
                                                                 ---------            -------            --------       ---------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                                  $8,483                $50             $(1,897)         $6,636
                                                                 ---------            -------            --------       ---------

The following table shows the cost or amortized cost, gross unrealized gains and losses and fair value of our fixed maturity and equity securities at December 31, 2007.

                                                                COST OR               GROSS              GROSS
                                                               AMORTIZED           UNREALIZED          UNREALIZED         FAIR
                                                                  COST                GAINS              LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                        $401                $82                $ --             $483
 States, municipalities and political subdivisions                 13,509                245                  (4)          13,750
 Foreign governments                                                3,547                341                  --            3,888
 Public utilities                                                  13,698                537                 (46)          14,189
 Mortgage-backed                                                   16,889                213                (175)          16,927
 All other corporate                                               53,085              2,451                (617)          54,919
                                                               ----------            -------            --------       ----------
                         TOTAL FIXED MATURITY SECURITIES         $101,129             $3,869               $(842)        $104,156
                                                               ----------            -------            --------       ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                                 $8,940                $23             $(1,152)          $7,811
                                                               ----------            -------            --------       ----------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2008 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              COST OR
                                             AMORTIZED
                                               COST              FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                         $2,679               $2,706
Due after one year through five years           16,940               15,979
Due after five years through ten years          23,849               22,212
Due after ten years                             39,045               37,391
                                             ---------            ---------
                                 TOTAL          82,513               78,288
Mortgage-backed securities                      13,873               13,330
                                             ---------            ---------
                                 TOTAL         $96,386              $91,618
                                             ---------            ---------

Major categories of net investment income were as follows:

                                             YEARS ENDED DECEMBER 31,
                                         2008          2007          2006
--------------------------------------------------------------------------------
Fixed maturity securities                $6,155        $6,673        $6,951
Equity securities                           622           617           596
Commercial mortgage loans on real
 estate                                   1,908         1,451         1,075
Policy loans                                  7             8             9
Short-term investments                      106           138           206
Other investments                           171           202           242
Cash and cash equivalents                   134           282           355
                                        -------       -------       -------
               TOTAL INVESTMENT INCOME    9,103         9,371         9,434
Investment expenses                        (293)         (275)         (259)
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $8,810        $9,096        $9,175
                                        -------       -------       -------

No material investments of the Company were non-income producing for the years ended December 31, 2008, 2007, and 2006.

Over the last six months of 2007 and during 2008 the fixed maturity security and equity security markets have experienced significant volatility. This volatility has primarily been due to declines in the housing market, credit availability, as well as a general economic slowdown. As a result, certain securities directly exposed to these factors have had significant market value declines.

In connection with this volatility, we recorded net realized losses, including other-than-temporary impairments, in the statement of operations as follows:

                                              YEARS ENDED DECEMBER 31,
                                           2008          2007         2006
--------------------------------------------------------------------------------
Net realized (losses) gains related to
 sales:
 Fixed maturity securities                  $(256)        $103        $(207)
 Equity securities                           (689)        (298)        (121)
 Commercial mortgage loans on real
  estate                                      (34)         (37)         167
                                         --------       ------       ------
   TOTAL NET REALIZED LOSSES RELATED TO
                                  SALES      (979)        (232)        (161)
Net realized losses related to
 other-than-temporary impairments:
 Fixed maturity securities                 (2,982)        (415)         (12)
 Equity securities                         (2,112)        (226)          --
                                         --------       ------       ------
   TOTAL NET REALIZED LOSSES RELATED TO
       OTHER-THAN-TEMPORARY IMPAIRMENTS    (5,094)        (641)         (12)
                                         --------       ------       ------
              TOTAL NET REALIZED LOSSES   $(6,073)       $(873)       $(173)
                                         --------       ------       ------

Proceeds from sales of available for sale securities were $22,418, $22,822, and $16,806 during 2008, 2007 and 2006, respectively. Gross gains of $776, $576 and $91 and gross losses of $1,737, $771 and $419 were realized on dispositions in 2008, 2007 and 2006, respectively. For securities sold at a loss during 2008, the average period of time these securities were trading continuously below book value was approximately 9 months.

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and any impairments are charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, and the intent and ability of the

Company to retain the investment for a period of time sufficient to allow for recovery. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in the future periods for other-than-temporary declines in value. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the impairment reported as a realized loss in that period. Realized gains and losses on sales of investments are recognized on the specific identification basis.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2008 were as follows:

                                   LESS THAN 12 MONTHS               12 MONTHS OR MORE                       TOTAL
                               FAIR             UNREALIZED      FAIR            UNREALIZED       FAIR              UNREALIZED
                               VALUE              LOSSES        VALUE             LOSSES         VALUE               LOSSES
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and
  political subdivisions       $11,999             $(310)         $498              $(30)        $12,497               $(340)
 Foreign government                484               (23)           --                --             484                 (23)
 Public utilities                4,128              (317)          678              (122)          4,806                (439)
 Mortgage-backed                 4,879              (828)           --                --           4,879                (828)
 All other corporate            20,975            (3,036)        5,162            (1,982)         26,137              (5,018)
                             ---------            ------       -------            ------       ---------            --------
       TOTAL FIXED MATURITY
                 SECURITIES    $42,465            $(4,514)      $6,338            $(2,134)       $48,803             $(6,648)
                             ---------            ------       -------            ------       ---------            --------
EQUITY SECURITIES:
 Non-sinking fund preferred
  stocks                        $3,575             $(897)       $2,583            $(1,000)        $6,158             $(1,897)
                             ---------            ------       -------            ------       ---------            --------

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2007 were as follows:

                                   LESS THAN 12 MONTHS               12 MONTHS OR MORE                       TOTAL
                               FAIR             UNREALIZED      FAIR            UNREALIZED       FAIR              UNREALIZED
                               VALUE              LOSSES        VALUE             LOSSES         VALUE               LOSSES
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and
  political subdivisions          $797               $(4)         $ --              $ --            $797                 $(4)
 Public utilities                1,812               (17)          931               (29)          2,743                 (46)
 Mortgage-backed                   874              (125)        3,611               (50)          4,485                (175)
 All other corporate             9,389              (437)        2,778              (180)         12,167                (617)
                             ---------            ------       -------            ------       ---------            --------
       TOTAL FIXED MATURITY
                 SECURITIES    $12,872             $(583)       $7,320             $(259)        $20,192               $(842)
                             ---------            ------       -------            ------       ---------            --------
EQUITY SECURITIES:
 Non-sinking fund preferred
  stocks                        $5,353             $(944)       $1,594             $(208)         $6,947             $(1,152)
                             ---------            ------       -------            ------       ---------            --------

The total unrealized losses represent less than 16% and 8% of the aggregate fair value of the related securities at December 31, 2008 and 2007, respectively. Approximately 63% and 77% of these unrealized losses have been in a continuous loss position for less than twelve months in 2008 and 2007, respectively. The total unrealized losses are comprised of 249 and 183 individual securities in 2008 and 2007, respectively. At December 31, 2008, 34%, 20% and 9% of the unrealized losses for fixed maturity and equity securities were concentrated in the financial, consumer cyclical and energy industries, respectively with no exposure to any single creditor in excess of 14%, 21% and 16%, of those industries respectively.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2008, by contractual maturity, is shown below:

                                              COST OR
                                             AMORTIZED
                                               COST              FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                            $65                  $63
Due after one year through five years           10,686                9,584
Due after five years through ten years          13,372               11,277
Due after ten years                             25,621               23,000
                                             ---------            ---------
                                 TOTAL          49,744               43,924
Mortgage-backed securities                       5,707                4,879
                                             ---------            ---------
                                 TOTAL         $55,451              $48,803
                                             ---------            ---------

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized loss position at December 31, 2008.

                                                                                                        NET
                                                                  MARKET          PERCENTAGE         UNREALIZED
                                                                   VALUE         OF PORTFOLIO       (LOSS) GAIN
------------------------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Second lien mortgages (including sub-prime second lien
  mortgages)                                                        $166              0.18%             $ --
                                                                   -----             -----              ----

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized (loss) gain position at December 31, 2007.

                                                                                                NET
                                                               MARKET     PERCENTAGE        UNREALIZED
                                                               VALUE     OF PORTFOLIO       (LOSS) GAIN
----------------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                                   $874        0.84%             $(126)
 Second lien mortgages (including sub-prime second lien
  mortgages)                                                       755        0.72%                 4
                                                              --------       -----            -------
                      TOTAL EXPOSURE TO SUB-PRIME COLLATERAL    $1,629        1.56%             $(122)
                                                              --------       -----            -------

At December 31, 2008 and 2007, approximately 1% and 10% of the mortgage-backed securities had exposure to sub-prime mortgage collateral. This represented approximately 0.18% and 1.56% of the total fixed maturity portfolio and zero and 14.46% of the total unrealized loss position at December 31, 2008 and 2007, respectively. There is one security with sub-prime exposure, which is below investment grade. We have no sub-prime exposure to collateralized debt obligations as of December 31, 2008 or 2007. All mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2008, approximately 49% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, Texas, and New York. Although the company has a diversified loan portfolio, an economic downtown could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $435 to $2,700 at December 31, 2008 and from $443 to $2,750 at December 31, 2007. The mortgage loan valuation allowance for losses was $103 and $70 at December 31, 2008 and 2007, respectively.

At December 31, 2008 there were no loan commitments outstanding.

The Company has short term investments and fixed maturity securities carried at $593 and $483 at December 31, 2008 and 2007, respectively, on deposit with various governmental authorities as required by law.

4. FAIR VALUE DISCLOSURES

FAS 157 Disclosures

FAS 157 defines fair value, establishes a framework for measuring fair value, creates a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with FAS 157, the Company has categorized its recurring basis financial assets and liabilities based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy. The FASB has deferred the effective date of FAS 157 until January 1, 2009 for non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring basis in accordance with FSP FAS 157-2.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy and its application to the Company's financial assets and liabilities are described below:

- Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain U.S. mutual funds, money market funds, common stock and certain foreign securities.

- Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset. Financial assets utilizing Level 2 inputs include corporate, municipal, foreign government and public utilities bonds, private placement bonds, U.S. Government and agency securities, mortgage and asset backed securities, preferred stocks and certain U.S. and foreign mutual funds.

- Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset. Financial assets utilizing Level 3 inputs include certain preferred stocks, corporate bonds and mortgage-backed securities that were quoted by brokers and could not be corroborated by Level 2 inputs.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following table presents the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2008.

                                  TOTAL      LEVEL 1         LEVEL 2    LEVEL 3
--------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities          $91,618       $ --          $90,776      $842
Equity securities                    6,636         --            6,431       205
Short-term investments               6,870      6,621              249        --
Cash equivalents                     8,941      8,941               --        --
Assets held in separate
 accounts                           12,626      9,067(a)         3,559        --
                               -----------  ---------      -----------  --------
       TOTAL FINANCIAL ASSETS     $126,691    $24,629         $101,015    $1,047
                               -----------  ---------      -----------  --------

(a)  Mainly includes mutual fund investments

The following table summarizes the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the year ended December 31, 2008:

                                          TOTAL             FIXED
                                         LEVEL 3          MATURITY          EQUITY
                                          ASSETS         SECURITIES       SECURITIES
--------------------------------------------------------------------------------------
 Balance, beginning of year                $1,992           $1,992            $ --
   Total net realized losses
    included in earnings                     (881)            (881)             --
   Net unrealized losses included
    in stockholder's equity                  (130)             (87)            (43)
   Sales and settlements                      (23)             (23)             --
   Net transfers in (out of)                   89             (159)            248
                                         --------          -------          ------
               BALANCE, END OF YEAR        $1,047             $842            $205
                                         --------          -------          ------

FAS 157 describes three different valuation techniques to be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in FAS 157 are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information from market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date. Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed to value certain securities without relying exclusively on quoted prices for those securities but comparing those securities to benchmark or comparable securities. Comparables use market multiples, which might lie in ranges with a different multiple for each comparable.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While all three approaches are not applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the financial assets and liabilities included in the above hierarchy, excluding private placement bonds, the market valuation technique is generally used. For private placement bonds, the income valuation technique is generally used. For the year ended December 31, 2008, the application of valuation technique applied to similar assets and liabilities has been consistent.

Level 1 and Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. FAS 157 defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs, listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. The pricing service also evaluates each security based on relevant market information including: relevant credit information, perceived market movements and sector news. Valuation models can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources and are categorized as Level 3 securities.

Management uses the following criteria in order to determine that the market for a financial asset is inactive:

- The volume and level of trading activity in the asset have declined significantly from historical levels,

- The available prices vary significantly over time or among market participants,

-   The prices are stale (i.e., not current), and

-   The magnitude of bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, which happens infrequently, the price of a security is adjusted accordingly. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

FAS 107 Disclosures

FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for additional financial instruments as compared to FAS 157, including financial instruments that are not recognized in the consolidated balance sheets. However, FAS 107 excludes certain financial instruments including those related to insurance contracts.

Please refer to the FAS 157 disclosure above for the methods and assumptions used to estimate fair value for the following line items:

-   Fixed maturity securities

-   Equity securities

-   Short-term investments

-   Other assets

-   Other liabilities

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH AND CASH EQUIVALENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: the carrying amounts of other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using discounted cash flow analysis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values, which are primarily based on quoted market prices.

FUNDS HELD UNDER REINSURANCE: the carrying amount reported approximates fair value due to the short maturity of the instruments.

                                                                          DECEMBER 31, 2008                DECEMBER 31, 2007
                                                                      CARRYING               FAIR      CARRYING           FAIR
                                                                        VALUE                VALUE      VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                                               $11,319              $11,319      $4,016           $4,016
Fixed maturity securities                                                91,618               91,618     104,156          104,156
Equity securities                                                         6,636                6,636       7,811            7,811
Commercial mortgage loans on real estate                                 28,396               27,803      30,746           30,970
Policy loans                                                                 73                   73         104              104
Short-term investments                                                    6,870                6,870         588              588
Other investments                                                         1,829                1,829       2,191            2,191
Assets held in separate accounts                                         13,145               13,145      20,331           20,331
FINANCIAL LIABILITIES
Policy reserves under investment products (Individual and group
 annuities, subject to discretionary withdrawal)                         $2,844               $2,615      $2,889           $2,827
Funds held under reinsurance                                                 68                   68          75               75
Liabilities related to separate accounts                                 13,145               13,145      20,331           20,331
                                                                      ---------            ---------  ----------       ----------

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its parent, Assurant, Inc. Information about the Company's current and deferred tax expense follows:

                                                 YEARS ENDED DECEMBER 31,
                                            2008           2007           2006
--------------------------------------------------------------------------------
Current expense:
 Federal                                    $4,559         $2,845         $5,955
                                          --------       --------       --------
                   TOTAL CURRENT EXPENSE     4,559          2,845          5,955
Deferred (benefit) expense:
 Federal                                      (744)         1,112          1,126
                                          --------       --------       --------
        TOTAL DEFERRED (BENEFIT) EXPENSE      (744)         1,112          1,126
                                          --------       --------       --------
                       TOTAL TAX EXPENSE    $3,815         $3,957         $7,081
                                          --------       --------       --------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                       DECEMBER 31,
                                                        2008               2007               2006
-------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                                  35.0%              35.0%              35.0%
RECONCILING ITEMS:
 Tax-exempt interest                                     (1.5)              (0.7)              (0.1)
 Dividends-received deduction                            (0.6)              (0.4)              (0.3)
 Permanent nondeductible expenses                         2.0                0.2                0.1
 Change in valuation allowance                            2.5                 --                 --
 Other                                                     --                 --               (0.2)
                                                        -----              -----              -----
EFFECTIVE INCOME TAX RATE:                               37.4%              34.1%              34.5%
                                                        -----              -----              -----

The Company adopted the provisions of FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, on January 1, 2007. The adoption of this interpretation had no impact on the Company's financial statements.

The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2004.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                        DECEMBER 31,
                                                     2008          2007
-------------------------------------------------------------------------
DEFERRED TAX ASSETS:
Net unrealized losses on fixed maturities and
 equities                                            $2,315          $ --
Investments                                           1,669           221
Deferred gains on reinsurance                         1,284         1,544
Deferred acquisition costs                              857           937
Capital loss carryforwards                              537            --
Accrued liabilities                                     415           380
                                                    -------       -------
 Gross deferred tax asset before valuation
  allowance                                           7,077         3,082
 Less: Valuation allowance                             (253)           --
                                                    -------       -------
 Gross deferred tax asset after valuation
  allowance                                          $6,824        $3,082
                                                    -------       -------
DEFERRED TAX LIABILITIES:
Policyholder and separate account reserves           $2,019        $1,363
Net unrealized gains on fixed maturity and equity
 securities                                              --           664
Other                                                    27            --
                                                    -------       -------
 Gross deferred tax liabilities                       2,046         2,027
                                                    -------       -------
                            NET DEFERRED TAX ASSET   $4,778        $1,055
                                                    -------       -------

During 2008 the Company recognized income tax expense of $253 to establish a partial valuation allowance against deferred tax assets, which are primarily attributable to a capital losses resulting from dispositions of investments. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. Accordingly, a cumulative valuation allowance of $253 has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $6,824 will be realized. The Company had no valuation allowance as of December 31, 2007.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future GAAP taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carry forwards, taxable income in carry back years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2008, the Company had no net operating loss carryforwards for U.S. federal income tax purposes. At December 31, 2008, the Company had a capital loss carryover for U.S. federal income tax purposes in the amount of $1,535, which was generated in 2008 and will expire, if not utilized, in 2013.

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                DECEMBER 31,
                             2008           2007
--------------------------------------------------
Insurance premiums           $2,597         $3,205
 receivable
Other receivables               365            168
                           --------       --------
                    TOTAL    $2,962         $3,373
                           --------       --------

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of December 31, 2008 and 2007. All the outstanding shares at December 31, 2008 are owned by the Parent (see Note 1). The Company paid dividends of $4,303, $12,000, and $10,000 at December 31, 2008, 2007 and 2006,
respectively.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval is subject to restrictions relating to statutory surplus (see Note 8).

8. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Department of Commerce. Prescribed statutory accounting principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes, intangible assets and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                              NET INCOME                       SHAREHOLDER'S EQUITY
                                 2008           2007           2006            2008            2007
-----------------------------------------------------------------------------------------------------------
Based on statutory accounting
 practices                       $4,270         $5,747         $14,471         $45,986         $45,331
Deferred acquisition costs         (114)            73            (249)            923           1,037
Deferred and uncollected
 premiums                            (6)            --              (8)             41              47
Policy and claim reserves         1,971          2,225             490           7,451           5,480
Investment valuation
 difference                          49            (26)            177          (6,748)          1,714
Commissions and fees                 27          1,256              92            (243)           (270)
Deferred taxes                      744         (1,113)             --             785          (1,541)
Deferred gain on disposal of
 businesses                         151            171              41          (3,668)         (4,412)
Goodwill                             --             --              --           2,038           2,038
Income taxes                         --           (438)         (1,093)             --              --
Pension                            (148)          (148)           (150)           (896)           (748)
Reinsurance in unauthorized
 companies                           --             --              --              75              20
Interest maintenance reserve,
 deferral and amortization         (562)           (83)           (239)           (288)            274
Asset valuation reserve              --             --              --             271             981
Non-admitted assets and other        --             (4)            (91)          3,962           3,192
                                -------       --------       ---------       ---------       ---------
Based on generally accepted
 accounting principles           $6,382         $7,660         $13,441         $49,689         $53,143
                                -------       --------       ---------       ---------       ---------

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2008, the Company declared and paid dividends of $4,303, of which $4,303 was ordinary and $0 was extraordinary. In 2007, the Company declared and paid dividends of $12,000, of which $5,005 was ordinary and $6,995 was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $4,399 to the Parent in 2009 without permission from New York regulators.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                        2008        2007
-----------------------------------------------------------
Ceded future policy holder benefits
 and expense                            $53,021     $45,871
Ceded unearned premium                    8,607      10,038
Ceded claims and benefits payable        45,709      47,518
Ceded paid losses                         1,794       3,394
                                     ----------  ----------
                              TOTAL    $109,131    $106,821
                                     ----------  ----------

The changes in direct premiums and premiums ceded were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                                2008
                                              LONG                 SHORT
                                            DURATION              DURATION           TOTAL
------------------------------------------------------------------------------------------------
Direct
 Premiums and other considerations           $11,837               $55,405           $67,242
 Premiums assumed                                 --                25,020            25,020
 Premiums ceded                              (11,837)              (15,572)          (27,409)
                                            --------              --------          --------
         NET EARNED PREMIUMS AND OTHER
                        CONSIDERATIONS          $ --               $64,853           $64,853
                                            --------              --------          --------
Direct policyholder benefits                 $12,927               $30,532           $43,459
 Benefits assumed                                 --                21,176            21,176
 Benefits ceded                              (12,922)              (12,086)          (25,008)
                                            --------              --------          --------
             NET POLICYHOLDER BENEFITS            $5               $39,622           $39,627
                                            --------              --------          --------

                                                        YEARS ENDED DECEMBER 31,
                                                                2007
                                              LONG                 SHORT
                                            DURATION              DURATION           TOTAL
--------------------------------------  --------------------------------------------------------
Direct
 Premiums and other considerations           $10,340               $56,149           $66,489
 Premiums assumed                                 --                18,228            18,228
 Premiums ceded                              (10,340)              (14,165)          (24,505)
                                            --------              --------          --------
         NET EARNED PREMIUMS AND OTHER
                        CONSIDERATIONS          $ --               $60,212           $60,212
                                            --------              --------          --------
Direct policyholder benefits                 $14,118               $35,515           $49,633
 Benefits assumed                                 --                17,424            17,424
 Benefits ceded                              (14,112)              (12,255)          (26,367)
                                            --------              --------          --------
             NET POLICYHOLDER BENEFITS            $6               $40,684           $40,690
                                            --------              --------          --------

                                                      YEARS ENDED DECEMBER 31,
                                                                2006
                                              LONG                 SHORT
                                            DURATION              DURATION           TOTAL
--------------------------------------  --------------------------------------------------------
Direct
 Premiums and other considerations           $10,820               $60,482           $71,302
 Premiums assumed                                 --                19,384            19,384
 Premiums ceded                              (10,820)              (18,528)          (29,348)
                                            --------              --------          --------
         NET EARNED PREMIUMS AND OTHER
                        CONSIDERATIONS          $ --               $61,338           $61,338
                                            --------              --------          --------
Direct policyholder benefits                 $18,125               $34,334           $52,459
 Benefits assumed                                 --                17,335            17,335
 Benefits ceded                              (18,116)              (19,394)          (37,510)
                                            --------              --------          --------
             NET POLICYHOLDER BENEFITS            $9               $32,275           $32,284
                                            --------              --------          --------

The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, which enables the Company to free up capital to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurers for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock, the reinsurers we have the most exposure to, are A+ and A++, respectively, although A.M. Best recently placed a negative outlook on the issuer credit and financial strength ratings of both The Hartford and John Hancock. The majority of our remaining reinsurance exposure has been ceded to companies rated A- or better by A.M. Best, although A.M. Best recently placed a negative outlook on the Life and Health insurance industry.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses, such as the disposals of FFG and LTC. Reinsurance was used in these cases to facilitate the transactions because the businesses shared legal entities with operating segments that the Company retained. Assets supporting liabilities ceded relating to these businesses are held in trusts for LTC and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $3,206 and $3,258 as of December 31, 2008 and 2007, respectively. The reinsurance recoverable from John Hancock was $59,063 and $53,803 as of December 31, 2008 and 2007, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2008, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

10. RESERVES

The following table provides reserve information by the Company's major lines of business at the dates shown:

                                                              DECEMBER 31, 2008
                                      FUTURE
                                      POLICY                                                    INCURRED
                                     BENEFITS                                                   BUT NOT
                                       AND                UNEARNED             CASE             REPORTED
                                     EXPENSES             PREMIUMS           RESERVE            RESERVES
------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Life insurance no longer
  offered                              $1,657                   $3                $ --              $686
 FFG and other disposed
  businesses                           51,180                2,445                 364             8,324
SHORT DURATION CONTRACTS:
 Group term life                           --                   91              13,868             1,548
 Group disability                          --                  321              99,608             8,628
 Medical                                   --                    4                 707                27
 Dental                                    --                   90                  50             1,080
 Credit Life and Disability                --                6,837               4,075             2,727
                                     --------              -------          ----------          --------
                          TOTAL       $52,837               $9,791            $118,672           $23,020
                                     --------              -------          ----------          --------

                                                              DECEMBER 31, 2007
                                      FUTURE
                                      POLICY                                                    INCURRED
                                     BENEFITS                                                   BUT NOT
                                       AND                UNEARNED             CASE             REPORTED
                                     EXPENSES             PREMIUMS           RESERVE            RESERVES
-------------------------------  ---------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Life insurance no longer
  offered                              $1,651                   $3                $ --              $702
 FFG and other disposed
  businesses                           45,349                2,530                 336             8,901
SHORT DURATION CONTRACTS:
 Group term life                           --                   71              14,685             1,662
 Group disability                          --                  293              98,166             8,468
 Medical                                   --                    7                 786                27
 Dental                                    --                   60                  37               830
 Credit Life and Disability                 4                6,758               4,994             3,001
                                     --------              -------          ----------          --------
                          TOTAL       $47,004               $9,722            $119,004           $23,591
                                     --------              -------          ----------          --------

The following table provides a roll-forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                                                     GROUP           GROUP
                                                                   TERM LIFE       DISABILITY
--------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2006, GROSS OF REINSURANCE                  $18,632          $93,253
 Less: Reinsurance ceded and other (1)                                  (407)         (27,577)
                                                                   ---------       ----------
 Balance as of January 1, 2006, net of reinsurance                    18,225           65,676
 Incurred losses related to:
  Current year                                                         5,817           21,472
  Prior year's interest                                                  642            2,853
  Prior year(s)                                                       (3,166)          (6,089)
                                                                   ---------       ----------
                                       TOTAL INCURRED LOSSES           3,293           18,236
 Paid losses related to:
  Current year                                                         4,092            4,707
  Prior year(s)                                                        1,198           10,281
                                                                   ---------       ----------
                                           TOTAL PAID LOSSES           5,290           14,988
 Balance as of December 31, 2006, net of reinsurance                  16,228           68,924
 Plus: Reinsurance ceded and other (1)                                   401           31,670
                                                                   ---------       ----------
BALANCE AS OF DECEMBER 31, 2006, GROSS OF REINSURANCE                 16,629         $100,594
 Less: Reinsurance ceded and other (1)                                  (401)         (31,670)
                                                                   ---------       ----------
 Balance as of January 1, 2007, net of reinsurance                    16,228           68,924
 Incurred losses related to:
  Current year                                                         5,189           19,500
  Prior year's interest                                                  588            3,166
  Prior year(s)                                                       (1,465)             439
                                                                   ---------       ----------
                                       TOTAL INCURRED LOSSES           4,312           23,105
 Paid losses related to:
  Current year                                                         2,851            3,807
  Prior year(s)                                                        1,737           13,288
                                                                   ---------       ----------
                                           TOTAL PAID LOSSES           4,588           17,095
 Balance as of December 31, 2007, net of reinsurance                  15,952           74,934
 Plus: Reinsurance ceded and other (1)                                   395           31,700
                                                                   ---------       ----------
BALANCE AS OF DECEMBER 31, 2007, GROSS OF REINSURANCE                 16,347          106,634
                                                                   ---------       ----------
 Less: Reinsurance ceded and other (1)                                  (395)         (31,700)
                                                                   ---------       ----------
 Balance as of January 1, 2008, net of reinsurance                    15,952           74,934
 Incurred losses related to:
  Current year                                                         6,992           26,528
  Prior year's interest                                                  526            3,073
  Prior year(s)                                                       (1,994)         (10,118)
                                                                   ---------       ----------
                                       TOTAL INCURRED LOSSES           5,524           19,483
 Paid losses related to:
  Current year                                                         4,115            6,402
  Prior year(s)                                                        2,173           12,422
                                                                   ---------       ----------
                                           TOTAL PAID LOSSES           6,288           18,824
 Balance as of December 31, 2008, net of reinsurance                  15,188           75,593
 Plus: Reinsurance ceded and other (1)                                   228           32,643
                                                                   ---------       ----------
BALANCE AS OF DECEMBER 31, 2008, GROSS OF REINSURANCE                $15,416         $108,236
                                                                   ---------       ----------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in 2006 and 2008 due to actual claim recovery rates exceeding those in prior year reserves. In 2007, there was a slight reserve deficiency as the block is small and subject to some volatility year to year.

The Company's group disability products are short duration contracts that include short and long term disability coverage. Case and IBNR reserves for long-term disability have been discounted at 5.25% in 2008. The December 31, 2008 and 2007 liabilities net of reinsurance include $73,673 and $71,838, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2008 and 2007 are $24,219 and $25,753, respectively.

Long Duration Contracts

The Company's long duration contracts are comprised of FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

The reserves for FFG and LTC are included in the Company's reserves in accordance with FAS 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS. The Company maintains an offsetting reinsurance recoverable related to these reserves (see Note 9).

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company were approximately $124 for 2008, 2007 and 2006, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amounts expensed under the contributory profit sharing plan were $58, $68 and $48 for 2008, 2007 and 2006, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by our Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2008, 2007 and 2006 the Company incurred expenses related to retirement benefits of $24, $24 and $26, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information regarding deferred policy acquisition costs follows:

                                                  DECEMBER 31,
                                       2008           2007           2006
--------------------------------------------------------------------------------
Beginning balance                      $1,037         $1,188         $1,437
 Costs deferred                         1,330          1,506            835
 Amortization                          (1,444)        (1,432)        (1,084)
 Cumulative effect of change in
  accounting principle for SOP
  05-01                                    --           (225)            --
                                     --------       --------       --------
                     ENDING BALANCE      $923         $1,037         $1,188
                                     --------       --------       --------

13. GOODWILL

Information regarding goodwill follows:

                                                               DECEMBER 31,
                                                            2008          2007
--------------------------------------------------------------------------------
Beginning balance                                           $2,038        $2,038
 Acquisitions                                                   --            --
                                                           -------       -------
                                           ENDING BALANCE   $2,038        $2,038
                                                           -------       -------

14. OTHER COMPREHENSIVE (LOSS) INCOME

The Company's components of other comprehensive income (loss), net of tax, are as follows:

                                                           ACCUMULATED OTHER
                                                             COMPREHENSIVE
                                                             (LOSS) INCOME
--------------------------------------------------------------------------------
Balance at January 1, 2007                                        $2,354
                                                                --------
Unrealized losses on securities                                   (1,120)
                                                                --------
Balance at December 31, 2007                                       1,234
                                                                --------
Unrealized losses on securities                                   (5,533)
                                                                --------
                          BALANCE AT DECEMBER 31, 2008           $(4,299)
                                                                --------

15. RELATED PARTY TRANSACTIONS

The Company received various services from the Parent. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2008, 2007 and 2006 were $8,403, $9,605 and $7,964, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Union Security Insurance Company ("USIC"). The Company has ceded $7,806, $6,813 and $6,916 of premium to USIC in 2008, 2007 and 2006, respectively. The Company has ceded $30,802, $29,569 and $29,151 of reserves in 2008, 2007 and 2006, respectively, to USIC.

16. COMMITMENTS AND CONTINGENCIES

The Company leases office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2008, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2009                                                                        $228
2010                                                                         172
2011                                                                          --
2012                                                                          --
2013                                                                          --
Thereafter                                                                    --
                                                                           -----
                                      TOTAL MINIMUM FUTURE LEASE PAYMENTS   $400
                                                                           -----

Rent expense was $534, $481 and $564 for 2008, 2007 and 2006 respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, the Company does not believe that any pending matter will have a material adverse effect on the Company's financial condition, results of operations, or cash flows.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriter and Servicing Agreement.(1)
(d)    Form of Variable Life Insurance Policy.(2)
(e)    Form of Application for Variable Life Insurance Policy.(1)
(f)    (1)    Restated Articles of Incorporation of Fortis Benefits Insurance
              Company(3)
       (2)    Articles of Amendment of Union Security Insurance Company(5)
       (3)    Restated Bylaws of Fortis Benefits Insurance Company(3)
       (4)    Amendment to the Restated Bylaws of Union Security Insurance
              Company(5)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion and Consent of Alston & Bird LLP.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    (1)    Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
       (2)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243, dated April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919, filed with the commission on April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69327 filed with the Commission on December 12, 2005.

(6) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement, File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

ITEM 27.  OFFICERS AND DIRECTORS.

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
Stacia Nalani Almquist(1)       Treasurer
S. Craig Lemasters(2)           Director
Michael J. Peninger(3)          Executive Vice President, Director
Robert B. Pollock(3)            Chairman of the Board, Director
John Steven Roberts(1)          President and Chief Executive Officer, Director
Lesley G. Silvester(3)          Director

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Included herein as Exhibit 1.5.

ITEM 29.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Partial list of Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS                                  TITLE
--------------------------------------------------------------------------------------------------------
Richard Fergesen*                       Chief Financial Officer, Senior Vice President, Financial
                                        Principal and Director
Brian Murphy**                          Chairman, President and Director
Mark Sides*                             Chief Legal Officer, Chief Compliance Officer and Assistant
                                        Secretary
Donald C. Hunt***                       Secretary
John N. Giamalis***                     Senior Vice President and Treasurer
Michael J. Fixer***                     Assistant Vice President and Assistant Treasurer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089

*** Hartford Plaza, Hartford, CT 06115.

       (c)  None.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 32.  MANAGEMENT SERVICES

     Effective April 1, 2001, Fortis (as of September 6, 2005, known as Union Security Insurance Company) contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security Insurance Company ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security Insurance Company.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

UNION SECURITY INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By:    John Steven Roberts                  *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John Steven Roberts                         Jerry K. Scheinfeldt
       President and Chief                         Attorney-in-Fact
       Executive Officer, Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------
       John Steven Roberts
       President and Chief
       Executive Officer, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Stacia Nalani Almquist,
  Treasurer*
S. Craig Lemasters,
  Director*
Michael J. Peninger,
  Executive Vice President,
  Director*
Robert B. Pollock,
  Chairman of the Board,
  Director*                                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
John Steven Roberts,                                                      Jerry K. Scheinfeldt
  President and Chief Executive Officer, Director*                        Attorney-in-Fact
Lesley G. Silvester,
  Director*                                                        Date:  May 1, 2009

33-65243

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Alston & Bird LLP.
      1.2  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
      1.3  Consent of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.
      1.5  Organizational Chart.